UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

Investor Class (TWEIX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.94%

What were the key factors that affected the fund’s performance?
Equity Income Fund Investor Class returned 9.70% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.70%	11.85%	8.32%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076100

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

I Class (ACIIX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$78	0.74%

What were the key factors that affected the fund’s performance?
Equity Income Fund I Class returned 9.91% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.91%	12.06%	8.54%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076209

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

Y Class (AEIYX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$62	0.59%

What were the key factors that affected the fund’s performance?
Equity Income Fund Y Class returned 9.94% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	9.94%	12.21%	7.83%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	8.74%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F810

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

A Class (TWEAX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.19%

What were the key factors that affected the fund’s performance?
Equity Income Fund A Class returned 9.29% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.29%	11.55%	8.04%
A Class - with sales charge	3.01%	10.23%	7.40%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076407

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

C Class (AEYIX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.94%

What were the key factors that affected the fund’s performance?
Equity Income Fund C Class returned 8.59% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.59%	10.73%	7.25%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076746

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

R Class (AEURX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.44%

What were the key factors that affected the fund’s performance?
Equity Income Fund R Class returned 9.19% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.19%	11.29%	7.78%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076670

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

R5 Class (AEIUX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$78	0.74%

What were the key factors that affected the fund’s performance?
Equity Income Fund R5 Class returned 9.92% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.92%	12.08%	7.67%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	8.74%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F703

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

R6 Class (AEUDX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$62	0.59%

What were the key factors that affected the fund’s performance?
Equity Income Fund R6 Class returned 10.06% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.06%	12.22%	8.70%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 3000 Value	6.66%	16.13%	8.63%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076373

ANNUAL SHAREHOLDER REPORT

Equity Income Fund

G Class (AEIMX)	March 31, 2025

This annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Equity Income Fund G Class returned 10.70% for the reporting period ended March 31, 2025.
The fund seeks current income. Capital appreciation is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 3000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Stock selection in the health care sector was the top contributor to performance. Several positions in the pharmaceuticals industry were helpful. Roche Holding was a key contributor due to encouraging clinical trial data and licensing arrangements for an obesity treatment under development. A lack of exposure to life sciences tools and services stocks also aided results.
•	Investment choices in the energy sector were also additive. The portfolio is modestly underweight in the sector, and a portfolio-only holding in Enterprise Products Partners was a notable contributor to performance. The midstream operator benefited from strong earnings and investors seeking less volatile positions in the market.
•	Security selection in the financials sector weighed on performance, due in large part to a lack of exposure to select financial services companies. In particular, not owning Berkshire Hathaway detracted as the conglomerate’s shares gained during the period on the strength of its insurance segment.

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	10.70%	12.87%	8.06%	8/1/19
Regulatory Index
Russell 3000	7.22%	18.18%	13.03%	—
Performance Index
Russell 3000 Value	6.66%	16.13%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,032,535,091
Management Fees (dollars paid during the reporting period)	$61,260,909
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.1%
Preferred Securities	8.7%
Convertible Bonds	5.3%
Equity-Linked Notes	2.3%
Exchange-Traded Funds	1.5%
Convertible Preferred Securities	1.1%
Short-Term Investments	1.9%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F687

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

Investor Class (ALVIX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.84%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund Investor Class returned 9.77% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.77%	15.26%	8.21%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076795

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

I Class (ALVSX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.64%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund I Class returned 9.98% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.98%	15.53%	8.43%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076779

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

A Class (ALPAX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.09%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund A Class returned 9.49% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.49%	15.00%	7.94%
A Class - with sales charge	3.20%	13.65%	7.30%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076787

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

C Class (ALPCX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$192	1.84%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund C Class returned 8.65% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.65%	14.15%	7.15%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076738

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R Class (ALVRX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$140	1.34%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R Class returned 9.19% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.19%	14.71%	7.68%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076662

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R5 Class (ALVGX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.64%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R5 Class returned 9.97% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	9.97%	15.52%	8.77%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F786

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

R6 Class (ALVDX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.49%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund R6 Class returned 10.16% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.16%	15.68%	8.58%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076365

ANNUAL SHAREHOLDER REPORT

Focused Large Cap Value Fund

G Class (ACFLX)	March 31, 2025

This annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Focused Large Cap Value Fund G Class returned 10.68% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the information technology sector aided performance. The portfolio is broadly underweight the sector, but allocation in the communications equipment industry propelled results. A holding in F5 was a top contributor as its inventory digestion abated and software revenue growth inflected.
•	Allocation in the utilities sector also gave results a boost. Overweight holdings in gas utility company Atmos Energy and electric utility Duke Energy were the portfolio’s two best-performing individual securities during the 12-month period.
•	Security selection in the industrials sector hampered performance. This was driven by an overweight position in United Parcel Service, which reported weak volumes during the period, as well as its plans to cut shipping volumes from Amazon, which accounted for about 12% of the shipping and logistics company’s revenue.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.68%	9.42%	3/15/22
Regulatory Index
Russell 1000	7.82%	10.82%	—
Performance Index
Russell 1000 Value	7.18%	7.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,952,666,887
Management Fees (dollars paid during the reporting period)	$5,201,529
Portfolio Turnover Rate	51%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.7%	Banks	8%
Other Assets and Liabilities	(0.7)%	Oil, Gas and Consumable Fuels	8%
		Pharmaceuticals	8%
		Personal Care Products	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F596

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Investor Class (ACMVX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.97%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Investor Class returned 5.78% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.78%	14.88%	8.01%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076654

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

I Class (AVUAX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$79	0.77%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund I Class returned 5.99% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.99%	15.11%	8.22%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076647

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

Y Class (AMVYX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$64	0.62%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund Y Class returned 6.15% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.15%	15.28%	7.69%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell Midcap Value	2.27%	16.70%	7.63%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F760

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

A Class (ACLAX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$125	1.22%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund A Class returned 5.53% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.53%	14.60%	7.73%
A Class - with sales charge	-0.54%	13.25%	7.10%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076639

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

C Class (ACCLX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.97%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund C Class returned 4.67% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.67%	13.74%	6.93%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076514

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R Class (AMVRX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.47%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R Class returned 5.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.28%	14.32%	7.47%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076613

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R5 Class (AMVGX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$79	0.77%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R5 Class returned 5.99% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	5.99%	15.12%	7.53%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell Midcap Value	2.27%	16.70%	7.63%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F778

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

R6 Class (AMDVX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.62%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund R6 Class returned 6.15% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.15%	15.29%	8.38%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell Midcap Value	2.27%	16.70%	7.62%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076357

ANNUAL SHAREHOLDER REPORT

Mid Cap Value Fund

G Class (ACIPX)	March 31, 2025

This annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Mid Cap Value Fund G Class returned 6.82% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell Midcap Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the materials sector aided relative performance. The portfolio is underweight in the chemicals and metals and mining industries, and a lack of exposure to select benchmark stocks in those industries contributed to results.
•	Choices of investments in the health care sector gave performance a lift. Holdings in the health care providers and services industry, where the portfolio is broadly overweight, contributed to results. At the same time, limited exposure to the life sciences tools and services industry, as well as a lack of exposure to biotechnology stocks, also aided performance.
•	Stock picks in the communication services sector slowed results. The diversified telecommunication services industry weighed on performance due in part to a holding in Canada-based telecommunications company BCE, which added to its leverage when it bought a U.S. fiber internet provider, causing us to then exit the position.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.82%	6.34%	3/15/22
Regulatory Index
Russell 3000	7.22%	10.35%	—
Performance Index
Russell Midcap Value	2.27%	5.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$7,352,645,764
Management Fees (dollars paid during the reporting period)	$52,024,067
Portfolio Turnover Rate	50%
Total Number of Portfolio Holdings	108

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Health Care Providers and Services	8%
Exchange-Traded Funds	0.7%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.5%	Banks	7%
Other Assets and Liabilities	(0.3)%	Electric Utilities	5%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F588

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

Investor Class (AMAEX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	1.09%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund Investor Class returned 1.26% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Investor Class	1.26%	2.77%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F679

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

I Class (AMAFX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$90	0.89%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund I Class returned 1.36% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
I Class	1.36%	2.97%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F661

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

A Class (AMAHX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$135	1.34%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund A Class returned 0.95% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
A Class	0.95%	2.50%	4/5/22
A Class - with sales charge	-4.86%	0.48%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F653

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R Class (AMAJX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$160	1.59%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R Class returned 0.67% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R Class	0.67%	2.27%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F646

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

R6 Class (AMAKX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$75	0.74%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund R6 Class returned 1.52% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
R6 Class	1.52%	3.12%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F638

ANNUAL SHAREHOLDER REPORT

Small Cap Dividend Fund

G Class (AMALX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Small Cap Dividend Fund G Class returned 2.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the energy sector aided performance. The portfolio is overweight in the oil, gas and consumable fuels industry, and portfolio-only holdings TXO Partners and Hess Midstream were among the top contributing securities for the 12-month period.
•	Choices of investments in the health care sector helped results. A lack of exposure to the biotechnology industry aided relative performance. In the health care equipment and supplies industry, an overweight holding in Embecta also contributed as the supplier of pen needles for insulin devices posted strong earnings during the period.
•	Stock picks in the information technology sector weighed on performance. Selection in the electronic equipment and instrument industry weighed on results, as did the semiconductors and semiconductor industry, as it continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 5, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	2.28%	3.88%	4/5/22
Regulatory Index
Russell 3000	7.22%	8.33%	—
Performance Index
Russell 2000 Value	-3.12%	0.56%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$107,307,624
Management Fees (dollars paid during the reporting period)	$138,501
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	81

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	98.3%
Preferred Securities	1.0%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F620

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Investor Class (ASVIX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.08%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Investor Class returned (4.19)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	-4.19%	17.80%	7.96%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076852

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

I Class (ACVIX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$86	0.88%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund I Class returned (3.94)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	-3.94%	18.05%	8.19%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076845

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

Y Class (ASVYX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$72	0.73%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund Y Class returned (3.78)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	-3.78%	18.23%	7.87%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.47%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F745

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

A Class (ACSCX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$130	1.33%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund A Class returned (4.40)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	-4.40%	17.53%	7.70%
A Class - with sales charge	-9.90%	16.14%	7.06%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076837

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

C Class (ASVNX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	2.08%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund C Class returned (5.14)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	-5.14%	16.62%	6.89%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076530

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R Class (ASVRX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$154	1.58%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R Class returned (4.68)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	-4.68%	17.21%	7.43%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076522

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R5 Class (ASVGX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$86	0.88%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R5 Class returned (3.94)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	-3.94%	18.07%	7.70%	4/10/17
Regulatory Index
Russell 3000	7.22%	18.18%	12.72%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.47%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F752

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

R6 Class (ASVDX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$72	0.73%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund R6 Class returned (3.88)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	-3.88%	18.24%	8.34%
Regulatory Index
Russell 3000	7.22%	18.18%	11.80%
Performance Index
Russell 2000 Value	-3.12%	15.31%	6.07%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076324

ANNUAL SHAREHOLDER REPORT

Small Cap Value Fund

G Class (ASVHX)	March 31, 2025

This annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Small Cap Value Fund G Class returned (3.16)% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund’s performance relative to the Russell 2000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different, as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	Security selection in the health care sector was a top contributor to performance. Not owning any biotechnology stocks helped. And while the portfolio is underweight in the health care providers and services industry, an overweight position in Patterson Cos. aided performance as the dental and animal health products distributor was a target for a private equity takeout.
•	Choices of investments in the industrials sector gave results a boost. The portfolio has limited exposure to the building products industry, but a portfolio-only holding in Tecnoglass contributed to results as the architectural glass manufacturer took market share in residential windows and expanded into the aluminum windows market.
•	Stock picks in the consumer discretionary sector weighed on performance. Slowing consumer spending hampered many of the sector’s stocks, and a portfolio-only holding in Brunswick detracted as the market for marine products continued to seek a cyclical bottom during the period.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	-3.16%	19.11%	10.37%	4/1/19
Regulatory Index
Russell 3000	7.22%	18.18%	12.89%	—
Performance Index
Russell 2000 Value	-3.12%	15.31%	5.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$4,759,867,361
Management Fees (dollars paid during the reporting period)	$42,505,926
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	25%
Short-Term Investments	0.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	6%
		Insurance	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F695

ANNUAL SHAREHOLDER REPORT

Value Fund

Investor Class (TWVLX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.97%

What were the key factors that affected the fund’s performance?
Value Fund Investor Class returned 7.09% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.09%	17.06%	8.36%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076506

ANNUAL SHAREHOLDER REPORT

Value Fund

I Class (AVLIX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$80	0.77%

What were the key factors that affected the fund’s performance?
Value Fund I Class returned 7.28% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	7.28%	17.27%	8.59%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076605

ANNUAL SHAREHOLDER REPORT

Value Fund

Y Class (AVUYX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$64	0.62%

What were the key factors that affected the fund’s performance?
Value Fund Y Class returned 7.45% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.45%	17.45%	8.73%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F729

ANNUAL SHAREHOLDER REPORT

Value Fund

A Class (TWADX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.22%

What were the key factors that affected the fund’s performance?
Value Fund A Class returned 6.70% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.70%	16.73%	8.09%
A Class - with sales charge	0.56%	15.35%	7.45%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076803

ANNUAL SHAREHOLDER REPORT

Value Fund

C Class (ACLCX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$203	1.97%

What were the key factors that affected the fund’s performance?
Value Fund C Class returned 6.05% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.05%	15.87%	7.29%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076761

ANNUAL SHAREHOLDER REPORT

Value Fund

R Class (AVURX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$152	1.47%

What were the key factors that affected the fund’s performance?
Value Fund R Class returned 6.54% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.54%	16.45%	7.81%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076621

ANNUAL SHAREHOLDER REPORT

Value Fund

R5 Class (AVUGX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$80	0.77%

What were the key factors that affected the fund’s performance?
Value Fund R5 Class returned 7.29% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	7.29%	17.25%	8.56%	4/10/17
Regulatory Index
Russell 1000	7.82%	18.47%	13.14%	—
Performance Index
Russell 1000 Value	7.18%	16.15%	8.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508F737

ANNUAL SHAREHOLDER REPORT

Value Fund

R6 Class (AVUDX)	March 31, 2025

This annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.62%

What were the key factors that affected the fund’s performance?
Value Fund R6 Class returned 7.44% for the reporting period ended March 31, 2025.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to the fund's performance relative to the Russell 1000 Value Index.
•	Momentum and growth were leading factors for much of the first half of the 12-month period, propelled in part by investor enthusiasm for artificial intelligence (AI)-related stocks. The second half of the period was different as some investors questioned the level of investment in AI. Threats of substantial tariffs by the U.S. against key trading partners caused stocks to decline broadly.
•	The portfolio's underweight position and security selection in the information technology sector aided performance. Within the sector, the portfolio benefited from being overweight in the communications equipment industry and underweight in the semiconductors industry. F5 was the portfolio's top contributor as its inventory digestion abated and software revenue growth inflected.
•	The portfolio's underweight in the materials sector also aided performance. Limited exposure to the chemicals and metals and mining industries contributed to results during the period.
•	Stock selection within the consumer staples sector detracted. Holdings in the beverages industry suffered from weak volumes. A position in discounter retailer Dollar Tree hampered results as store traffic remained muted and operational improvements fell short of expectations. The company faced headwinds within its Family Dollar banner, although it found a buyer for it late in the period.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.44%	17.45%	8.75%
Regulatory Index
Russell 1000	7.82%	18.47%	12.18%
Performance Index
Russell 1000 Value	7.18%	16.15%	8.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,163,824,927
Management Fees (dollars paid during the reporting period)	$19,294,133
Portfolio Turnover Rate	44%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Banks	9%
Short-Term Investments	2.3%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	0.3%	Pharmaceuticals	8%
		Health Care Equipment and Supplies	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25076316

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$126,710
FY 2025:	$126,890

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$343,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2025

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Schedule of Investments

MARCH 31, 2025

	Shares/Principal Amount	Value
COMMON STOCKS — 79.1%
Aerospace and Defense — 1.6%
RTX Corp.	842,905	$111,651,196
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	958,268	105,399,897
Automobile Components — 0.5%
Gentex Corp.	1,497,879	34,900,581
Banks — 5.9%
Capitol Federal Financial, Inc.	2,314,074	12,958,814
Commerce Bancshares, Inc.	635,261	39,532,292
JPMorgan Chase & Co.	761,156	186,711,567
PNC Financial Services Group, Inc.	307,011	53,963,323
Truist Financial Corp.	1,740,817	71,634,620
U.S. Bancorp	1,262,799	53,315,374
		418,115,990
Beverages — 1.7%
PepsiCo, Inc.	546,923	82,005,635
Pernod Ricard SA	410,689	40,573,031
		122,578,666
Building Products — 0.3%
Assa Abloy AB, Class B	600,521	18,028,384
Capital Markets — 5.2%
AllianceBernstein Holding LP	1,465,879	56,157,825
Bank of New York Mellon Corp.	609,510	51,119,604
Blackrock, Inc.	74,237	70,263,836
Charles Schwab Corp.	903,447	70,721,831
Northern Trust Corp.	471,073	46,471,351
T. Rowe Price Group, Inc.	774,807	71,181,519
		365,915,966
Chemicals — 1.4%
Linde PLC	217,960	101,490,894
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	144,872	35,082,204
Communications Equipment — 1.9%
Cisco Systems, Inc.	2,148,326	132,573,197
Construction Materials — 1.6%
CRH PLC	863,276	75,942,390
Martin Marietta Materials, Inc.	74,875	35,799,984
		111,742,374
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	641,207	23,952,307
Walmart, Inc.	697,819	61,261,530
		85,213,837
Containers and Packaging — 1.4%
Amcor PLC	2,816,427	27,319,342
Packaging Corp. of America	356,970	70,687,199
		98,006,541
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	2,280,801	103,457,133

	Shares/Principal Amount	Value
Electric Utilities — 2.0%
Duke Energy Corp.	708,130	$86,370,616
Eversource Energy	843,896	52,414,381
		138,784,997
Electrical Equipment — 0.5%
Legrand SA	333,944	35,365,828
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity PLC	495,631	70,042,573
Energy Equipment and Services — 0.6%
Baker Hughes Co.	883,746	38,840,637
Food Products — 3.3%
General Mills, Inc.	691,530	41,346,579
Hershey Co.	451,876	77,284,352
Mondelez International, Inc., Class A	1,617,856	109,771,530
		228,402,461
Gas Utilities — 4.1%
Atmos Energy Corp.	600,892	92,885,885
ONE Gas, Inc.	1,368,902	103,475,302
Spire, Inc.	1,179,342	92,283,512
		288,644,699
Ground Transportation — 2.5%
Norfolk Southern Corp.	754,083	178,604,559
Health Care Equipment and Supplies — 6.6%
Becton Dickinson & Co.	851,039	194,938,993
Medtronic PLC	2,362,271	212,273,672
Zimmer Biomet Holdings, Inc.	500,961	56,698,766
		463,911,431
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	301,579	51,027,167
UnitedHealth Group, Inc.	132,348	69,317,265
		120,344,432
Hotels, Restaurants and Leisure — 0.6%
McDonald's Corp.	129,285	40,384,755
Household Products — 1.7%
Kimberly-Clark Corp.	491,954	69,965,698
Reckitt Benckiser Group PLC	767,243	51,881,310
		121,847,008
Insurance — 3.1%
Allstate Corp.	318,315	65,913,487
Marsh & McLennan Cos., Inc.	427,952	104,433,127
Reinsurance Group of America, Inc.	252,247	49,667,434
		220,014,048
Machinery — 1.3%
Dover Corp.	297,758	52,310,125
Oshkosh Corp.	375,199	35,298,722
		87,608,847
Media — 0.2%
Omnicom Group, Inc.	201,331	16,692,353
Metals and Mining — 0.7%
Reliance, Inc.	161,142	46,529,753
Oil, Gas and Consumable Fuels — 7.2%
Chevron Corp.	426,889	71,414,261
Enterprise Products Partners LP	6,725,172	229,597,372
Exxon Mobil Corp.	1,361,263	161,895,008

	Shares/Principal Amount	Value
TotalEnergies SE	622,117	$40,084,819
		502,991,460
Personal Care Products — 5.0%
Estee Lauder Cos., Inc., Class A	1,082,613	71,452,458
Kenvue, Inc.	6,078,347	145,758,761
Unilever PLC	2,198,867	131,012,601
		348,223,820
Pharmaceuticals — 6.6%
Johnson & Johnson	2,024,942	335,816,381
Merck & Co., Inc.	239,729	21,518,075
Roche Holding AG	202,829	66,756,622
Sanofi SA, ADR	775,836	43,027,865
		467,118,943
Professional Services — 0.6%
Automatic Data Processing, Inc.	137,510	42,013,430
Semiconductors and Semiconductor Equipment — 1.2%
Analog Devices, Inc.	423,441	85,395,347
Specialized REITs — 1.0%
American Tower Corp.	336,232	73,164,083
Trading Companies and Distributors — 1.4%
Bunzl PLC	1,235,253	47,515,717
MSC Industrial Direct Co., Inc., Class A	686,345	53,308,416
		100,824,133
TOTAL COMMON STOCKS (Cost $4,068,911,139)		5,559,906,457
PREFERRED SECURITIES — 8.7%
Banks — 4.6%
Bank of America Corp., 6.30%	41,105,000	41,688,321
Citigroup, Inc., 4.00%	21,885,000	21,599,648
Citigroup, Inc., 6.25%	21,042,000	21,219,721
M&T Bank Corp., 5.125%	58,038,000	57,583,899
Truist Financial Corp., 5.10%	54,664,000	53,149,665
Truist Financial Corp., 4.95%	102,782,000	102,287,896
Wells Fargo & Co., 3.90%	25,693,000	25,197,133
		322,726,283
Capital Markets — 4.1%
Bank of New York Mellon Corp., 4.70%	75,199,000	74,931,600
Charles Schwab Corp., 4.00%	62,790,000	61,282,142
Charles Schwab Corp., 5.375%	113,400,000	113,281,327
Goldman Sachs Group, Inc., 7.38%	19,050,000	19,175,730
Goldman Sachs Group, Inc., 7.56%	23,528,000	23,615,524
		292,286,323
TOTAL PREFERRED SECURITIES (Cost $604,441,869)		615,012,606
CONVERTIBLE BONDS — 5.3%
Electric Utilities — 0.2%
Duke Energy Corp., 4.125%, 4/15/26	$16,532,000	17,938,047
Health Care Equipment and Supplies — 0.8%
Envista Holdings Corp., 1.75%, 8/15/28	63,216,000	57,091,950
Hotels, Restaurants and Leisure — 0.9%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	62,757,000	61,031,182
Multi-Utilities — 0.3%
WEC Energy Group, Inc., 4.375%, 6/1/27(1)	18,433,000	21,595,842
Passenger Airlines — 0.3%
Southwest Airlines Co., 1.25%, 5/1/25	18,312,000	18,312,000

	Shares/Principal Amount	Value
Semiconductors and Semiconductor Equipment — 2.8%
Microchip Technology, Inc., 0.75%, 6/1/30(1)(2)	$163,044,000	$152,976,033
ON Semiconductor Corp., 0.50%, 3/1/29	47,819,000	41,365,826
		194,341,859
TOTAL CONVERTIBLE BONDS (Cost $385,990,186)		370,310,880
EQUITY-LINKED NOTES — 2.3%
Aerospace and Defense — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Hexcel Corp.), 9.61%, 9/10/25(1)	237,618	13,443,111
Air Freight and Logistics — 0.2%
JPMorgan Chase Bank NA, (convertible into FedEx Corp.), 10.05%, 8/25/25(1)	53,449	13,476,679
Building Products — 0.4%
UBS AG, (convertible into A.O. Smith Corp.), 6.70%, 7/22/25(1)	207,730	13,855,105
Wells Fargo Bank NA, (convertible into Johnson Controls International PLC), 7.65%, 7/30/25(1)	176,264	13,510,885
		27,365,990
Electrical Equipment — 0.2%
JPMorgan Chase Bank NA, (convertible into Rockwell Automation, Inc.), 9.29%, 9/24/25(1)	56,904	14,916,063
Electronic Equipment, Instruments and Components — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Keysight Technologies, Inc.), 9.40%, 8/28/25(1)	83,858	12,918,723
Machinery — 0.2%
Merrill Lynch BV, (convertible into PACCAR, Inc.), 9.93%, 4/24/25(1)	141,360	14,373,978
Metals and Mining — 0.1%
UBS AG, (convertible into Freeport-McMoRan, Inc.), 12.80%, 4/22/25(1)	242,557	10,817,538
Semiconductors and Semiconductor Equipment — 0.2%
Wells Fargo Bank NA, (convertible into Teradyne, Inc.), 18.70%, 9/10/25(1)	132,136	11,671,203
Specialty Retail — 0.2%
Merrill Lynch BV, (convertible into Lowe's Cos., Inc.), 7.05%, 8/14/25(1)	55,678	13,523,196
Textiles, Apparel and Luxury Goods — 0.2%
UBS AG, (convertible into Nike, Inc., Class B), 8.65%, 4/9/25(1)	174,265	14,217,334
Trading Companies and Distributors — 0.2%
Wells Fargo Bank NA, (convertible into Ferguson Enterprises, Inc.), 11.72%, 9/12/25(1)	89,492	13,915,809
TOTAL EQUITY-LINKED NOTES (Cost $165,645,367)		160,639,624
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF (Cost $106,261,982)	565,945	106,488,211
CONVERTIBLE PREFERRED SECURITIES — 1.1%
Banks — 0.5%
Bank of America Corp., 7.25%	30,842	38,224,341
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25(2)	1,040,073	42,570,188
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $90,092,884)		80,794,529
SHORT-TERM INVESTMENTS — 2.0%
Discount Notes(3) — 0.0%
Federal Home Loan Bank Discount Notes, 4.15%, 4/1/25	$1,630,000	1,629,809
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	224,398	224,398
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,712,090	4,712,090
		4,936,488
Repurchase Agreements — 1.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $13,534,984), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $13,274,881)		13,273,288

	Shares/Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 10/15/28, valued at $118,621,957), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $116,310,117)		$116,296,000
		129,569,288
TOTAL SHORT-TERM INVESTMENTS (Cost $136,135,776)		136,135,585
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,557,479,203)		7,029,287,892
OTHER ASSETS AND LIABILITIES — 0.0%		3,247,199
TOTAL NET ASSETS — 100.0%		$7,032,535,091

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,999,894	USD	2,290,882	Bank of America N.A.	6/27/25	$(7,281)
USD	30,245,043	CHF	26,377,911	Bank of America N.A.	6/27/25	125,140
USD	30,242,615	CHF	26,377,911	UBS AG	6/27/25	122,712
EUR	6,297,697	USD	6,843,431	Goldman Sachs & Co.	6/27/25	(711)
USD	68,753,408	EUR	63,186,663	Bank of America N.A.	6/27/25	98,378
USD	68,759,726	EUR	63,186,663	Goldman Sachs & Co.	6/27/25	104,697
USD	68,750,659	EUR	63,186,663	Morgan Stanley	6/27/25	95,630
USD	68,734,136	EUR	63,186,663	UBS AG	6/27/25	79,107
GBP	2,225,064	USD	2,867,239	Citibank N.A.	6/27/25	6,768
USD	44,048,593	GBP	34,048,695	Citibank N.A.	6/27/25	69,539
USD	44,045,426	GBP	34,048,695	Goldman Sachs & Co.	6/27/25	66,372
SEK	3,624,144	USD	364,433	Citibank N.A.	6/27/25	(2,056)
USD	14,907,171	SEK	150,011,234	Citibank N.A.	6/27/25	(92,414)
USD	590,047	SEK	5,878,012	Citibank N.A.	6/27/25	2,306
						$668,187

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $335,211,499, which represented 4.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,627,853. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,712,090.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $5,552,767,113) — including $4,627,853 of securities on loan	$7,024,575,802
Investment made with cash collateral received for securities on loan, at value (cost of $4,712,090)	4,712,090
Total investment securities, at value (cost of $5,557,479,203)	7,029,287,892
Foreign currency holdings, at value (cost of $1,450,666)	1,445,501
Receivable for investments sold	21,645,932
Receivable for capital shares sold	1,508,739
Unrealized appreciation on forward foreign currency exchange contracts	770,649
Dividends and interest receivable	22,364,315
Securities lending receivable	2,597
7,077,025,625

Liabilities
Payable for collateral received for securities on loan	4,712,090
Payable for investments purchased	24,547,318
Payable for capital shares redeemed	9,986,942
Unrealized depreciation on forward foreign currency exchange contracts	102,462
Accrued management fees	4,905,344
Distribution and service fees payable	236,378
44,490,534

Net Assets	$7,032,535,091

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,386,126,811
Distributable earnings (loss)	1,646,408,280
$7,032,535,091

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$2,891,737,373	332,175,476	$8.71
I Class, $0.01 Par Value	$2,264,888,192	259,734,824	$8.72
Y Class, $0.01 Par Value	$783,659,654	89,723,128	$8.73
A Class, $0.01 Par Value	$637,672,575	73,257,399	$8.70
C Class, $0.01 Par Value	$100,738,540	11,571,589	$8.71
R Class, $0.01 Par Value	$31,210,772	3,605,810	$8.66
R5 Class, $0.01 Par Value	$1,459,042	167,562	$8.71
R6 Class, $0.01 Par Value	$321,161,186	36,782,233	$8.73
G Class, $0.01 Par Value	$7,757	888	$8.74
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.23 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,107,690)	$172,229,537
Interest	65,152,091
Securities lending, net	264,088
237,645,716

Expenses:
Management fees	61,260,952
Distribution and service fees:
A Class	1,656,132
C Class	1,251,518
R Class	163,902
Directors' fees and expenses	223,659
Other expenses	72,540
64,628,703
Fees waived - G Class	(43)
64,628,660

Net investment income (loss)	173,017,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	668,401,773
Forward foreign currency exchange contract transactions	4,586,322
Written options contract transactions	99,405
Foreign currency translation transactions	188,564
673,276,064

Change in net unrealized appreciation (depreciation) on:
Investments	(152,952,070)
Forward foreign currency exchange contracts	(1,933,538)
Translation of assets and liabilities in foreign currencies	51,890
(154,833,718)

Net realized and unrealized gain (loss)	518,442,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$691,459,402

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$173,017,056	$230,032,624
Net realized gain (loss)	673,276,064	558,058,984
Change in net unrealized appreciation (depreciation)	(154,833,718)	(49,316,813)
Net increase (decrease) in net assets resulting from operations	691,459,402	738,774,795

Distributions to Shareholders
From earnings:
Investor Class	(309,301,760)	(250,699,152)
I Class	(255,276,294)	(247,879,833)
Y Class	(83,061,744)	(55,557,299)
A Class	(66,160,874)	(51,738,587)
C Class	(10,920,853)	(11,107,411)
R Class	(3,223,143)	(2,438,735)
R5 Class	(841,419)	(5,500,025)
R6 Class	(39,242,286)	(47,469,659)
G Class	(836)	(559)
Decrease in net assets from distributions	(768,029,209)	(672,391,260)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,131,904,579)	(1,833,210,330)

Net increase (decrease) in net assets	(1,208,474,386)	(1,766,826,795)

Net Assets
Beginning of period	8,241,009,477	10,007,836,272
End of period	$7,032,535,091	$8,241,009,477

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to make income payments or to deliver common stock at maturity.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$3,057,050	—	—	—	$3,057,050
Convertible Preferred Securities	1,655,040	—	—	—	1,655,040
Total Borrowings	$4,712,090	—	—	—	$4,712,090
Gross amount of recognized liabilities for securities lending transactions					$4,712,090
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.93%
I Class	0.60% to 0.80%	0.73%
Y Class	0.45% to 0.65%	0.58%
A Class	0.80% to 1.00%	0.93%
C Class	0.80% to 1.00%	0.93%
R Class	0.80% to 1.00%	0.93%
R5 Class	0.60% to 0.80%	0.73%
R6 Class	0.45% to 0.65%	0.58%
G Class	0.45% to 0.65%	0.00%(1)
(1)Effective annual management fee before waiver was 0.58%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $501,751 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $66,652 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $2,238,414,037 and $3,862,171,594, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,900,000,000		3,900,000,000
Sold	15,079,777	$133,905,130	18,955,729	$163,909,659
Issued in reinvestment of distributions	35,160,595	299,715,803	28,700,446	243,373,527
Redeemed	(75,900,028)	(674,412,408)	(104,795,858)	(906,031,633)
	(25,659,656)	(240,791,475)	(57,139,683)	(498,748,447)
I Class/Shares Authorized	4,350,000,000		4,500,000,000
Sold	31,715,701	281,724,182	47,889,769	415,705,414
Issued in reinvestment of distributions	28,414,892	242,678,273	27,710,528	235,475,850
Redeemed	(125,072,250)	(1,110,348,884)	(237,115,092)	(2,062,569,467)
	(64,941,657)	(585,946,429)	(161,514,795)	(1,411,388,203)
Y Class/Shares Authorized	750,000,000		750,000,000
Sold	19,623,713	175,793,249	66,159,767	583,026,132
Issued in reinvestment of distributions	9,618,625	82,247,275	6,449,853	54,867,272
Redeemed	(21,651,385)	(192,997,669)	(16,341,446)	(141,589,646)
	7,590,953	65,042,855	56,268,174	496,303,758
A Class/Shares Authorized	900,000,000		900,000,000
Sold	8,220,162	72,911,407	8,314,264	71,825,649
Issued in reinvestment of distributions	7,342,351	62,538,115	5,747,696	48,703,043
Redeemed	(20,727,526)	(183,659,675)	(20,964,591)	(181,286,352)
	(5,165,013)	(48,210,153)	(6,902,631)	(60,757,660)
C Class/Shares Authorized	250,000,000		250,000,000
Sold	837,858	7,415,968	1,022,634	8,898,988
Issued in reinvestment of distributions	1,242,711	10,563,994	1,266,293	10,710,156
Redeemed	(7,956,364)	(70,567,623)	(8,184,016)	(70,832,254)
	(5,875,795)	(52,587,661)	(5,895,089)	(51,223,110)
R Class/Shares Authorized	55,000,000		55,000,000
Sold	431,309	3,805,740	555,739	4,817,247
Issued in reinvestment of distributions	380,938	3,223,135	289,178	2,438,681
Redeemed	(980,309)	(8,648,006)	(1,719,914)	(14,719,829)
	(168,062)	(1,619,131)	(874,997)	(7,463,901)
R5 Class/Shares Authorized	80,000,000		80,000,000
Sold	424,433	3,703,382	1,302,660	11,333,404
Issued in reinvestment of distributions	97,528	841,418	648,556	5,500,025
Redeemed	(9,028,312)	(80,757,069)	(619,933)	(5,364,883)
	(8,506,351)	(76,212,269)	1,331,283	11,468,546
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	5,105,062	45,443,408	7,712,976	66,933,588
Issued in reinvestment of distributions	4,586,872	39,238,566	5,579,544	47,469,659
Redeemed	(31,296,960)	(276,263,126)	(48,647,767)	(425,805,119)
	(21,605,026)	(191,581,152)	(35,355,247)	(311,401,872)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	98	836	66	559
Net increase (decrease)	(124,330,509)	$(1,131,904,579)	(210,082,919)	$(1,833,210,330)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$82,005,635	$40,573,031	—
Building Products	—	18,028,384	—
Consumer Staples Distribution & Retail	61,261,530	23,952,307	—
Electrical Equipment	—	35,365,828	—
Household Products	69,965,698	51,881,310	—
Oil, Gas and Consumable Fuels	462,906,641	40,084,819	—
Personal Care Products	217,211,219	131,012,601	—
Pharmaceuticals	400,362,321	66,756,622	—
Trading Companies and Distributors	53,308,416	47,515,717	—
Other Industries	3,757,714,378	—	—
Preferred Securities	—	615,012,606	—
Convertible Bonds	—	370,310,880	—
Equity-Linked Notes	—	160,639,624	—
Exchange-Traded Funds	106,488,211	—	—
Convertible Preferred Securities	—	80,794,529	—
Short-Term Investments	4,936,488	131,199,097	—
	$5,216,160,537	$1,813,127,355	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$770,649	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$102,462	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 808 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $540,877,038.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$770,649	Unrealized depreciation on forward foreign currency exchange contracts	$102,462

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$99,405	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	4,586,322	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(1,933,538)
		$4,685,727		$(1,933,538)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$199,367,346	$233,644,136
Long-term capital gains	$568,661,863	$438,747,124

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$5,561,981,334
Gross tax appreciation of investments	$1,624,798,456
Gross tax depreciation of investments	(157,491,898)
Net tax appreciation (depreciation) of investments	1,467,306,558
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	181,919
Net tax appreciation (depreciation)	$1,467,488,477
Undistributed ordinary income	$35,452,615
Accumulated long-term gains	$143,467,188

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, timing and recognition of partnership income and deemed distributions.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.84	0.19	0.63	0.82	(0.22)	(0.73)	(0.95)	$8.71	9.70%	0.94%	0.94%	2.21%	2.21%	31%	$2,891,737
2024	$8.76	0.21	0.54	0.75	(0.21)	(0.46)	(0.67)	$8.84	9.09%	0.93%	0.93%	2.46%	2.46%	17%	$3,163,228
2023	$9.86	0.21	(0.53)	(0.32)	(0.21)	(0.57)	(0.78)	$8.76	(3.22)%	0.92%	0.92%	2.29%	2.29%	29%	$3,635,179
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
2021	$7.14	0.17	2.33	2.50	(0.19)	—	(0.19)	$9.45	35.30%	0.91%	0.91%	2.10%	2.10%	52%	$4,211,554
I Class
2025	$8.85	0.22	0.62	0.84	(0.24)	(0.73)	(0.97)	$8.72	9.91%	0.74%	0.74%	2.41%	2.41%	31%	$2,264,888
2024	$8.77	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.85	9.29%	0.73%	0.73%	2.66%	2.66%	17%	$2,874,673
2023	$9.87	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.77	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$4,265,425
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
2021	$7.15	0.20	2.32	2.52	(0.20)	—	(0.20)	$9.47	35.67%	0.71%	0.71%	2.30%	2.30%	52%	$5,167,202
Y Class
2025	$8.87	0.23	0.61	0.84	(0.25)	(0.73)	(0.98)	$8.73	9.94%	0.59%	0.59%	2.56%	2.56%	31%	$783,660
2024	$8.79	0.24	0.55	0.79	(0.25)	(0.46)	(0.71)	$8.87	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$728,299
2023	$9.89	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.79	(2.87)%	0.57%	0.57%	2.64%	2.64%	29%	$227,227
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
2021	$7.16	0.21	2.33	2.54	(0.22)	—	(0.22)	$9.48	35.83%	0.56%	0.56%	2.45%	2.45%	52%	$281,614
A Class
2025	$8.84	0.18	0.61	0.79	(0.20)	(0.73)	(0.93)	$8.70	9.29%	1.19%	1.19%	1.96%	1.96%	31%	$637,673
2024	$8.76	0.20	0.53	0.73	(0.19)	(0.46)	(0.65)	$8.84	8.82%	1.18%	1.18%	2.21%	2.21%	17%	$693,134
2023	$9.86	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$8.76	(3.46)%	1.17%	1.17%	2.04%	2.04%	29%	$747,365
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437
2021	$7.14	0.16	2.31	2.47	(0.16)	—	(0.16)	$9.45	34.95%	1.16%	1.16%	1.85%	1.85%	52%	$869,137
C Class
2025	$8.84	0.11	0.62	0.73	(0.13)	(0.73)	(0.86)	$8.71	8.59%	1.94%	1.94%	1.21%	1.21%	31%	$100,739
2024	$8.76	0.13	0.54	0.67	(0.13)	(0.46)	(0.59)	$8.84	8.00%	1.93%	1.93%	1.46%	1.46%	17%	$154,213
2023	$9.86	0.12	(0.53)	(0.41)	(0.12)	(0.57)	(0.69)	$8.76	(4.17)%	1.92%	1.92%	1.29%	1.29%	29%	$204,407
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
2021	$7.14	0.09	2.32	2.41	(0.10)	—	(0.10)	$9.45	33.90%	1.91%	1.91%	1.10%	1.10%	52%	$303,205

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$8.79	0.15	0.62	0.77	(0.17)	(0.73)	(0.90)	$8.66	9.19%	1.44%	1.44%	1.71%	1.71%	31%	$31,211
2024	$8.72	0.17	0.53	0.70	(0.17)	(0.46)	(0.63)	$8.79	8.46%	1.43%	1.43%	1.96%	1.96%	17%	$33,186
2023	$9.82	0.16	(0.53)	(0.37)	(0.16)	(0.57)	(0.73)	$8.72	(3.71)%	1.42%	1.42%	1.79%	1.79%	29%	$40,525
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
2021	$ 7.11	0.14	2.30	2.44	(0.14)	—	(0.14)	$9.41	34.60%	1.41%	1.41%	1.60%	1.60%	52%	$57,032
R5 Class
2025	$8.84	0.21	0.63	0.84	(0.24)	(0.73)	(0.97)	$8.71	9.92%	0.74%	0.74%	2.41%	2.41%	31%	$1,459
2024	$8.76	0.24	0.53	0.77	(0.23)	(0.46)	(0.69)	$8.84	9.30%	0.73%	0.73%	2.66%	2.66%	17%	$76,699
2023	$9.86	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.76	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$64,341
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
2021	$7.14	0.19	2.33	2.52	(0.20)	—	(0.20)	$9.46	35.72%	0.71%	0.71%	2.30%	2.30%	52%	$62,610
R6 Class
2025	$8.86	0.23	0.62	0.85	(0.25)	(0.73)	(0.98)	$8.73	10.06%	0.59%	0.59%	2.56%	2.56%	31%	$321,161
2024	$8.78	0.25	0.54	0.79	(0.25)	(0.46)	(0.71)	$8.86	9.44%	0.58%	0.58%	2.81%	2.81%	17%	$517,571
2023	$9.88	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.78	(2.88)%	0.57%	0.57%	2.64%	2.64%	29%	$823,361
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
2021	$7.16	0.21	2.32	2.53	(0.22)	—	(0.22)	$9.47	35.68%	0.56%	0.56%	2.45%	2.45%	52%	$1,040,730
G Class
2025	$8.87	0.28	0.63	0.91	(0.31)	(0.73)	(1.04)	$8.74	10.70%	0.01%	0.59%	3.14%	2.56%	31%	$8
2024	$8.79	0.29	0.55	0.84	(0.30)	(0.46)	(0.76)	$8.87	10.06%	0.01%	0.58%	3.38%	2.81%	17%	$7
2023	$9.89	0.29	(0.53)	(0.24)	(0.29)	(0.57)	(0.86)	$8.79	(2.34)%	0.01%	0.57%	3.20%	2.64%	29%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7
2021	$7.16	0.27	2.32	2.59	(0.27)	—	(0.27)	$9.48	36.61%	0.00%	0.56%	3.01%	2.45%	52%	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Equity Income Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Equity Income Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
19

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $139,628,221, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $13,001,798 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund hereby designates $602,469,519, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.

The fund utilized earnings and profits of $46,526,719 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92268 2505

Annual Financial Statements and Other Information

March 31, 2025

Focused Large Cap Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)
G Class (ACFLX)

Schedule of Investments

MARCH 31, 2025

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.7%
RTX Corp.	375,542	$49,744,293
Air Freight and Logistics — 2.6%
United Parcel Service, Inc., Class B	703,758	77,406,342
Banks — 7.8%
JPMorgan Chase & Co.	468,301	114,874,236
Truist Financial Corp.	2,781,815	114,471,687
		229,345,923
Beverages — 1.8%
Heineken NV	638,775	52,085,918
Capital Markets — 6.9%
Bank of New York Mellon Corp.	580,993	48,727,883
Blackrock, Inc.	82,675	78,250,234
Charles Schwab Corp.	975,886	76,392,356
		203,370,473
Communications Equipment — 3.0%
Cisco Systems, Inc.	937,958	57,881,388
F5, Inc.(1)	114,172	30,400,579
		88,281,967
Construction Materials — 2.2%
CRH PLC	380,691	33,489,387
Martin Marietta Materials, Inc.	68,935	32,959,892
		66,449,279
Containers and Packaging — 2.1%
Graphic Packaging Holding Co.	2,379,900	61,782,204
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	1,147,901	52,068,789
Electric Utilities — 3.6%
Duke Energy Corp.	877,436	107,020,869
Electrical Equipment — 1.3%
nVent Electric PLC	727,727	38,147,449
Electronic Equipment, Instruments and Components — 2.0%
TE Connectivity PLC	421,123	59,513,102
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	120,443	64,145,533
Food Products — 3.5%
General Mills, Inc.	492,074	29,421,105
Mondelez International, Inc., Class A	1,091,159	74,035,138
		103,456,243
Gas Utilities — 2.0%
Atmos Energy Corp.	382,495	59,126,077
Ground Transportation — 3.6%
Norfolk Southern Corp.	453,163	107,331,657
Health Care Equipment and Supplies — 9.2%
Becton Dickinson & Co.	408,423	93,553,373
Medtronic PLC	999,305	89,797,547
Zimmer Biomet Holdings, Inc.	786,477	89,013,467
		272,364,387
Health Care Providers and Services — 3.1%
Henry Schein, Inc.(1)	798,618	54,697,347
2

	Shares	Value
UnitedHealth Group, Inc.	67,669	$35,441,639
		90,138,986
Household Products — 2.0%
Kimberly-Clark Corp.	160,160	22,777,955
Reckitt Benckiser Group PLC	537,255	36,329,420
		59,107,375
Industrial Conglomerates — 1.2%
Siemens AG	156,868	36,228,071
Insurance — 5.2%
Allstate Corp.	214,741	44,466,419
Marsh & McLennan Cos., Inc.	173,033	42,225,243
Reinsurance Group of America, Inc.	343,158	67,567,810
		154,259,472
IT Services — 1.1%
Amdocs Ltd.	355,859	32,561,098
Life Sciences Tools and Services — 2.1%
IQVIA Holdings, Inc.(1)	354,634	62,521,974
Oil, Gas and Consumable Fuels — 7.7%
Enterprise Products Partners LP	2,923,281	99,800,813
Exxon Mobil Corp.	776,772	92,381,494
TotalEnergies SE, ADR	543,252	35,142,972
		227,325,279
Personal Care Products — 7.5%
Estee Lauder Cos., Inc., Class A	800,428	52,828,248
Kenvue, Inc.	3,257,073	78,104,611
Unilever PLC, ADR	1,511,888	90,032,930
		220,965,789
Pharmaceuticals — 7.5%
Johnson & Johnson	1,143,657	189,664,077
Roche Holding AG	97,406	32,059,003
		221,723,080
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	323,342	65,208,381
Specialized REITs — 2.1%
American Tower Corp.	281,556	61,266,586
TOTAL COMMON STOCKS (Cost $2,364,261,209)		2,922,946,596
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	86,669	86,669
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $5,215,071), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $5,114,853)		5,114,239
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 10/15/28, valued at $45,705,236), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $44,814,439)		44,809,000
		49,923,239
TOTAL SHORT-TERM INVESTMENTS (Cost $50,009,908)		50,009,908
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,414,271,117)		2,972,956,504
OTHER ASSETS AND LIABILITIES — (0.7)%		(20,289,617)
TOTAL NET ASSETS — 100.0%		$2,952,666,887

3

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	960,423	USD	1,100,166	Bank of America N.A.	6/27/25	$(3,497)
USD	14,524,790	CHF	12,667,650	Bank of America N.A.	6/27/25	60,097
USD	14,523,624	CHF	12,667,650	UBS AG	6/27/25	58,931
EUR	3,880,133	USD	4,216,370	Goldman Sachs & Co.	6/27/25	(438)
EUR	2,534,914	USD	2,750,471	UBS AG	6/27/25	3,823
USD	28,540,517	EUR	26,229,682	Bank of America N.A.	6/27/25	40,838
USD	28,543,140	EUR	26,229,682	Goldman Sachs & Co.	6/27/25	43,461
USD	28,539,376	EUR	26,229,682	Morgan Stanley	6/27/25	39,698
USD	28,532,517	EUR	26,229,682	UBS AG	6/27/25	32,838
USD	53,668,453	GBP	41,484,658	Citibank N.A.	6/27/25	84,725
USD	53,664,595	GBP	41,484,658	Goldman Sachs & Co.	6/27/25	80,867
						$441,343

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $2,414,271,117)	$2,972,956,504
Foreign currency holdings, at value (cost of $696,665)	694,184
Receivable for investments sold	14,853,799
Receivable for capital shares sold	52,506
Unrealized appreciation on forward foreign currency exchange contracts	445,278
Dividends and interest receivable	6,768,929
2,995,771,200

Liabilities
Payable for investments purchased	5,067,622
Payable for capital shares redeemed	37,579,103
Unrealized depreciation on forward foreign currency exchange contracts	3,935
Accrued management fees	444,092
Distribution and service fees payable	9,561
43,104,313

Net Assets	$2,952,666,887

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,365,324,318
Distributable earnings (loss)	587,342,569
$2,952,666,887

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$533,424,837	50,497,835	$10.56
I Class, $0.01 Par Value	$32,359,649	3,059,306	$10.58
A Class, $0.01 Par Value	$28,831,378	2,730,464	$10.56
C Class, $0.01 Par Value	$791,871	74,928	$10.57
R Class, $0.01 Par Value	$6,661,574	629,717	$10.58
R5 Class, $0.01 Par Value	$9,780	924	$10.58
R6 Class, $0.01 Par Value	$62,031,067	5,869,130	$10.57
G Class, $0.01 Par Value	$2,288,556,731	216,240,604	$10.58
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.20 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $620,536)	$81,599,407
Interest	3,774,470
85,373,877

Expenses:
Management fees	17,499,388
Distribution and service fees:
A Class	75,519
C Class	7,799
R Class	31,410
Directors' fees and expenses	96,341
Foreign withholding tax reclaim expenses	341,439
Other expenses	12,896
18,064,792
Fees waived - G Class	(12,297,859)
5,766,933

Net investment income (loss)	79,606,944

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	214,342,150
Forward foreign currency exchange contract transactions	1,421,125
Foreign currency translation transactions	(28,227)
215,735,048

Change in net unrealized appreciation (depreciation) on:
Investments	32,718,213
Forward foreign currency exchange contracts	(662,318)
Translation of assets and liabilities in foreign currencies	41,224
32,097,119

Net realized and unrealized gain (loss)	247,832,167

Net Increase (Decrease) in Net Assets Resulting from Operations	$327,439,111

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$79,606,944	$84,168,139
Net realized gain (loss)	215,735,048	123,569,130
Change in net unrealized appreciation (depreciation)	32,097,119	217,624,257
Net increase (decrease) in net assets resulting from operations	327,439,111	425,361,526

Distributions to Shareholders
From earnings:
Investor Class	(46,255,599)	(19,826,172)
I Class	(3,232,689)	(1,277,498)
A Class	(2,574,286)	(1,025,756)
C Class	(54,939)	(26,298)
R Class	(528,551)	(189,556)
R5 Class	(847)	(318)
R6 Class	(5,010,376)	(2,743,885)
G Class	(248,033,522)	(113,132,105)
Decrease in net assets from distributions	(305,690,809)	(138,221,588)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(502,652,586)	(5,796,773)

Net increase (decrease) in net assets	(480,904,284)	281,343,165

Net Assets
Beginning of period	3,433,571,171	3,152,228,006
End of period	$2,952,666,887	$3,433,571,171

See Notes to Financial Statements.
7

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Large Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

9

The management fee schedule range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%
G Class	0.35% to 0.55%	0.00%(1)
(1)Effective annual management fee before waiver was 0.48%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the ratio of operating expenses to average net assets was 0.01% for the period ended March 31, 2025.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $1,633,858,096 and $2,313,407,390, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	1,970,951	$20,890,800	1,096,007	$10,788,252
Issued in reinvestment of distributions	4,449,981	45,707,781	1,982,008	19,607,124
Redeemed	(7,358,713)	(79,236,722)	(11,784,076)	(115,540,495)
	(937,781)	(12,638,141)	(8,706,061)	(85,145,119)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	487,724	5,195,298	765,514	7,526,700
Issued in reinvestment of distributions	297,493	3,059,754	121,446	1,203,425
Redeemed	(1,082,372)	(11,443,945)	(1,230,738)	(12,045,583)
	(297,155)	(3,188,893)	(343,778)	(3,315,458)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	284,119	3,019,048	526,188	5,109,849
Issued in reinvestment of distributions	226,522	2,324,547	93,008	920,091
Redeemed	(756,557)	(8,023,296)	(885,286)	(8,688,280)
	(245,916)	(2,679,701)	(266,090)	(2,658,340)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	15,628	164,020	7,355	72,087
Issued in reinvestment of distributions	5,350	54,855	2,514	24,873
Redeemed	(29,857)	(322,735)	(38,664)	(378,972)
	(8,879)	(103,860)	(28,795)	(282,012)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	158,099	1,683,955	153,303	1,504,161
Issued in reinvestment of distributions	47,729	490,483	18,018	178,489
Redeemed	(141,442)	(1,514,268)	(262,313)	(2,511,287)
	64,386	660,170	(90,992)	(828,637)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	82	847	32	318
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	1,663,511	17,529,083	1,986,969	19,454,873
Issued in reinvestment of distributions	480,784	4,944,385	274,458	2,716,453
Redeemed	(2,406,082)	(25,730,039)	(11,368,487)	(111,058,438)
	(261,787)	(3,256,571)	(9,107,060)	(88,887,112)
G Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	26,811,250	289,915,567	39,109,080	386,569,733
Issued in reinvestment of distributions	24,059,746	248,033,522	11,406,586	113,132,105
Redeemed	(95,208,163)	(1,019,395,526)	(32,700,422)	(324,382,251)
	(44,337,167)	(481,446,437)	17,815,244	175,319,587
Net increase (decrease)	(46,024,217)	$(502,652,586)	(727,500)	$(5,796,773)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
11

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$52,085,918	—
Household Products	$22,777,955	36,329,420	—
Industrial Conglomerates	—	36,228,071	—
Pharmaceuticals	189,664,077	32,059,003	—
Other Industries	2,553,802,152	—	—
Short-Term Investments	86,669	49,923,239	—
	$2,766,330,853	$206,625,651	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$445,278	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,935	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $304,556,040.

The value of foreign currency risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $445,278 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $3,935 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended March 31, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,421,125 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(662,318) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.
12

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$110,497,995	$101,050,041
Long-term capital gains	$195,192,814	$37,171,547

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$2,438,990,923
Gross tax appreciation of investments	$597,382,064
Gross tax depreciation of investments	(63,416,483)
Net tax appreciation (depreciation) of investments	533,965,581
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	41,825
Net tax appreciation (depreciation)	$534,007,406
Undistributed ordinary income	—
Accumulated long-term gains	$55,095,902
Post-October capital loss deferral	$(1,760,739)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.54	0.19	0.80	0.99	(0.20)	(0.77)	(0.97)	$10.56	9.77%	0.84%	0.84%	1.79%	1.79%	51%	$533,425
2024	$9.66	0.20	1.05	1.25	(0.20)	(0.17)	(0.37)	$10.54	13.22%	0.84%	0.84%	2.00%	2.00%	45%	$542,359
2023	$10.35	0.19	(0.22)	(0.03)	(0.18)	(0.48)	(0.66)	$9.66	(0.18)%	0.84%	0.84%	1.91%	1.91%	47%	$581,007
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
2021	$8.24	0.19	3.62	3.81	(0.19)	(0.06)	(0.25)	$11.80	46.64%	0.83%	0.83%	1.90%	1.90%	112%	$645,489
I Class
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.98%	0.64%	0.64%	1.99%	1.99%	51%	$32,360
2024	$9.67	0.22	1.06	1.28	(0.22)	(0.17)	(0.39)	$10.56	13.54%	0.64%	0.64%	2.20%	2.20%	45%	$35,437
2023	$10.36	0.21	(0.22)	(0.01)	(0.20)	(0.48)	(0.68)	$9.67	0.02%	0.64%	0.64%	2.11%	2.11%	47%	$35,789
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
2021	$8.24	0.22	3.62	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$42,273
A Class
2025	$10.54	0.16	0.80	0.96	(0.17)	(0.77)	(0.94)	$10.56	9.49%	1.09%	1.09%	1.54%	1.54%	51%	$28,831
2024	$9.66	0.17	1.05	1.22	(0.17)	(0.17)	(0.34)	$10.54	12.93%	1.09%	1.09%	1.75%	1.75%	45%	$31,371
2023	$10.34	0.16	(0.20)	(0.04)	(0.16)	(0.48)	(0.64)	$9.66	(0.32)%	1.09%	1.09%	1.66%	1.66%	47%	$31,310
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
2021	$8.23	0.17	3.62	3.79	(0.16)	(0.06)	(0.22)	$11.80	46.44%	1.08%	1.08%	1.65%	1.65%	112%	$34,806
C Class
2025	$10.55	0.09	0.79	0.88	(0.09)	(0.77)	(0.86)	$10.57	8.65%	1.84%	1.84%	0.79%	0.79%	51%	$792
2024	$9.66	0.10	1.06	1.16	(0.10)	(0.17)	(0.27)	$10.55	12.20%	1.84%	1.84%	1.00%	1.00%	45%	$884
2023	$10.35	0.09	(0.21)	(0.12)	(0.09)	(0.48)	(0.57)	$9.66	(1.17)%	1.84%	1.84%	0.91%	0.91%	47%	$1,088
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
2021	$8.23	0.09	3.62	3.71	(0.08)	(0.06)	(0.14)	$11.80	45.31%	1.83%	1.83%	0.90%	0.90%	112%	$1,358
R Class
2025	$10.56	0.14	0.80	0.94	(0.15)	(0.77)	(0.92)	$10.58	9.19%	1.34%	1.34%	1.29%	1.29%	51%	$6,662
2024	$9.67	0.14	1.07	1.21	(0.15)	(0.17)	(0.32)	$10.56	12.74%	1.34%	1.34%	1.50%	1.50%	45%	$5,969
2023	$10.36	0.14	(0.22)	(0.08)	(0.13)	(0.48)	(0.61)	$9.67	(0.67)%	1.34%	1.34%	1.41%	1.41%	47%	$6,348
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286
2021	$8.24	0.14	3.62	3.76	(0.13)	(0.06)	(0.19)	$11.81	46.00%	1.33%	1.33%	1.40%	1.40%	112%	$4,006

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2025	$10.56	0.21	0.80	1.01	(0.22)	(0.77)	(0.99)	$10.58	9.97%	0.64%	0.64%	1.99%	1.99%	51%	$10
2024	$9.68	0.21	1.06	1.27	(0.22)	(0.17)	(0.39)	$10.56	13.41%	0.64%	0.64%	2.20%	2.20%	45%	$9
2023	$10.36	0.21	(0.21)	—	(0.20)	(0.48)	(0.68)	$9.68	0.13%	0.64%	0.64%	2.11%	2.11%	47%	$8
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
2021	$8.24	0.21	3.63	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$7
R6 Class
2025	$10.55	0.23	0.80	1.03	(0.24)	(0.77)	(1.01)	$10.57	10.16%	0.49%	0.49%	2.14%	2.14%	51%	$62,031
2024	$9.67	0.23	1.05	1.28	(0.23)	(0.17)	(0.40)	$10.55	13.60%	0.49%	0.49%	2.35%	2.35%	45%	$64,685
2023	$10.35	0.22	(0.20)	0.02	(0.22)	(0.48)	(0.70)	$9.67	0.27%	0.49%	0.49%	2.26%	2.26%	47%	$147,303
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
2021	$8.24	0.23	3.62	3.85	(0.22)	(0.06)	(0.28)	$11.81	47.29%	0.48%	0.48%	2.25%	2.25%	112%	$195,898
G Class
2025	$10.56	0.28	0.80	1.08	(0.29)	(0.77)	(1.06)	$10.58	10.68%	0.01%	0.49%	2.62%	2.14%	51%	$2,288,557
2024	$9.68	0.28	1.05	1.33	(0.28)	(0.17)	(0.45)	$10.56	14.13%	0.01%	0.49%	2.83%	2.35%	45%	$2,752,857
2023	$10.36	0.27	(0.21)	0.06	(0.26)	(0.48)	(0.74)	$9.68	0.75%	0.01%	0.49%	2.74%	2.26%	47%	$2,349,375
2022(3)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%	0.47%	1.68%	1.21%	42%(4)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 15, 2022 (commencement of sale) through March 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Focused Large Cap Value Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Focused Large Cap Value Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $65,162,066, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $28,933,665 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund hereby designates $210,401,834, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.

The fund utilized earnings and profits of $15,209,020 distributed to shareholders on redemption of shares as part of the dividends paid deduction
(tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92269 2505

Annual Financial Statements and Other Information

March 31, 2025

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Schedule of Investments

MARCH 31, 2025

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.5%
L3Harris Technologies, Inc.	522,873	$109,442,548
Automobile Components — 1.0%
BorgWarner, Inc.	1,487,818	42,625,986
Gentex Corp.	1,248,660	29,093,778
		71,719,764
Banks — 7.0%
Commerce Bancshares, Inc.	1,836,664	114,295,601
First Hawaiian, Inc.	1,525,537	37,284,124
PNC Financial Services Group, Inc.	277,306	48,742,076
Truist Financial Corp.	3,244,639	133,516,895
U.S. Bancorp	3,369,890	142,276,798
Westamerica BanCorp	793,877	40,193,992
		516,309,486
Beverages — 1.6%
Heineken NV	627,832	51,193,622
Pernod Ricard SA	691,798	68,344,519
		119,538,141
Building Products — 0.5%
A.O. Smith Corp.	578,402	37,804,355
Capital Markets — 3.6%
Bank of New York Mellon Corp.	949,890	79,667,274
Northern Trust Corp.	1,122,005	110,685,793
T. Rowe Price Group, Inc.	835,842	76,788,805
		267,141,872
Chemicals — 1.4%
Akzo Nobel NV	879,674	54,175,322
PPG Industries, Inc.	406,344	44,433,716
		98,609,038
Commercial Services and Supplies — 1.1%
ABM Industries, Inc.	1,059,496	50,177,731
Republic Services, Inc.	126,727	30,688,210
		80,865,941
Communications Equipment — 0.4%
F5, Inc.(1)	121,375	32,318,521
Construction and Engineering — 0.9%
Vinci SA	547,350	68,999,000
Construction Materials — 0.9%
Eagle Materials, Inc.	137,103	30,427,269
Martin Marietta Materials, Inc.	76,607	36,628,105
		67,055,374
Consumer Staples Distribution & Retail — 1.2%
Koninklijke Ahold Delhaize NV	2,289,743	85,533,418
Containers and Packaging — 2.0%
Graphic Packaging Holding Co.	4,117,844	106,899,230
Packaging Corp. of America	214,719	42,518,657
		149,417,887
Electric Utilities — 4.9%
Evergy, Inc.	1,724,834	118,927,304
Eversource Energy	1,422,854	88,373,462
2

	Shares	Value
PPL Corp.	1,782,451	$64,364,306
Xcel Energy, Inc.	1,246,103	88,211,631
		359,876,703
Electrical Equipment — 1.1%
Emerson Electric Co.	505,273	55,398,132
Legrand SA	186,745	19,776,943
nVent Electric PLC	97,730	5,123,007
		80,298,082
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity PLC	507,870	71,772,188
Energy Equipment and Services — 0.9%
Baker Hughes Co.	1,510,353	66,380,014
Financial Services — 0.4%
Edenred SE	906,898	29,470,969
Food Products — 3.1%
Conagra Brands, Inc.	3,460,125	92,281,534
General Mills, Inc.	1,120,879	67,017,355
Mondelez International, Inc., Class A	976,313	66,242,837
		225,541,726
Gas Utilities — 2.3%
ONE Gas, Inc.	1,078,885	81,552,917
Spire, Inc.	1,133,741	88,715,233
		170,268,150
Ground Transportation — 3.0%
CSX Corp.	2,832,896	83,372,129
Norfolk Southern Corp.	567,273	134,358,610
		217,730,739
Health Care Equipment and Supplies — 7.7%
Becton Dickinson & Co.	492,895	112,902,529
Envista Holdings Corp.(1)	2,862,689	49,410,012
GE HealthCare Technologies, Inc.	687,816	55,513,629
Hologic, Inc.(1)	872,142	53,872,211
Medtronic PLC	805,504	72,382,590
Zimmer Biomet Holdings, Inc.	1,968,542	222,799,584
		566,880,555
Health Care Providers and Services — 8.3%
Cardinal Health, Inc.	410,484	56,552,381
Cencora, Inc.	300,495	83,564,655
Centene Corp.(1)	1,082,908	65,743,345
Henry Schein, Inc.(1)	2,135,072	146,231,081
Labcorp Holdings, Inc.	533,821	124,241,499
Quest Diagnostics, Inc.	498,479	84,342,647
Universal Health Services, Inc., Class B	278,418	52,314,742
		612,990,350
Health Care REITs — 1.8%
Healthpeak Properties, Inc.	3,027,066	61,207,274
Ventas, Inc.	991,881	68,201,738
		129,409,012
Household Durables — 0.8%
Mohawk Industries, Inc.(1)	501,646	57,277,940
Household Products — 2.9%
Henkel AG & Co. KGaA, Preference Shares	725,116	57,695,393
Kimberly-Clark Corp.	633,650	90,117,703
Reckitt Benckiser Group PLC	989,856	66,934,500
		214,747,596
3

	Shares	Value
Insurance — 4.4%
Allstate Corp.	409,910	$84,880,064
Hanover Insurance Group, Inc.	278,195	48,392,020
Reinsurance Group of America, Inc.	365,965	72,058,508
Willis Towers Watson PLC	356,849	120,597,120
		325,927,712
IT Services — 2.0%
Amdocs Ltd.	1,121,795	102,644,242
Cognizant Technology Solutions Corp., Class A	607,080	46,441,620
		149,085,862
Life Sciences Tools and Services — 1.4%
ICON PLC(1)	239,338	41,881,757
IQVIA Holdings, Inc.(1)	329,148	58,028,792
		99,910,549
Machinery — 3.1%
Cummins, Inc.	38,410	12,039,230
Dover Corp.	183,929	32,312,647
Gates Industrial Corp. PLC(1)	761,001	14,010,028
Oshkosh Corp.	1,032,239	97,113,045
Timken Co.	718,356	51,628,246
Weir Group PLC	730,203	22,058,916
		229,162,112
Media — 1.9%
Fox Corp., Class B	436,051	22,984,248
Interpublic Group of Cos., Inc.	2,147,256	58,319,473
Omnicom Group, Inc.	689,448	57,162,134
		138,465,855
Metals and Mining — 0.8%
Reliance, Inc.	214,154	61,836,968
Multi-Utilities — 2.0%
Northwestern Energy Group, Inc.	1,951,953	112,959,520
WEC Energy Group, Inc.	289,453	31,544,588
		144,504,108
Oil, Gas and Consumable Fuels — 4.9%
Coterra Energy, Inc.	2,582,360	74,630,204
Diamondback Energy, Inc.	223,935	35,802,728
Enterprise Products Partners LP	4,712,524	160,885,569
EQT Corp.	659,683	35,246,863
Occidental Petroleum Corp.	1,039,561	51,312,731
		357,878,095
Passenger Airlines — 0.9%
Southwest Airlines Co.	2,023,311	67,942,783
Personal Care Products — 2.2%
Estee Lauder Cos., Inc., Class A	867,392	57,247,872
Kenvue, Inc.	4,252,432	101,973,319
		159,221,191
Residential REITs — 1.9%
Equity Residential	1,412,478	101,105,175
Essex Property Trust, Inc.	130,380	39,970,597
		141,075,772
Retail REITs — 2.4%
Agree Realty Corp.	544,890	42,060,059
Realty Income Corp.	1,898,641	110,140,164
Regency Centers Corp.	300,472	22,162,815
		174,363,038
4

	Shares	Value
Semiconductors and Semiconductor Equipment — 0.4%
Teradyne, Inc.	342,907	$28,324,118
Specialized REITs — 3.7%
American Tower Corp.	338,446	73,645,849
Public Storage	270,992	81,105,196
VICI Properties, Inc.	3,613,848	117,883,722
		272,634,767
Technology Hardware, Storage and Peripherals — 1.1%
HP, Inc.	2,983,965	82,625,991
Trading Companies and Distributors — 3.7%
Beacon Roofing Supply, Inc.(1)	661,391	81,814,067
Bunzl PLC	2,063,632	79,380,463
MSC Industrial Direct Co., Inc., Class A	1,439,262	111,787,479
		272,982,009
TOTAL COMMON STOCKS (Cost $6,394,471,777)		7,213,340,299
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Mid-Cap Value ETF(2) (Cost $52,975,602)	414,791	52,251,222
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	180,303	180,303
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,253,324	6,253,324
		6,433,627
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $10,841,808), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $10,633,461)		10,632,185
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $95,018,144), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $93,166,308)		93,155,000
		103,787,185
TOTAL SHORT-TERM INVESTMENTS (Cost $110,220,812)		110,220,812
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $6,557,668,191)		7,375,812,333
OTHER ASSETS AND LIABILITIES — (0.3)%		(23,166,569)
TOTAL NET ASSETS — 100.0%		$7,352,645,764

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,627,363	USD	10,445,127	Bank of America N.A.	6/27/25	$15,417
USD	97,893,531	EUR	89,967,403	Bank of America N.A.	6/27/25	140,075
USD	97,902,527	EUR	89,967,403	Goldman Sachs & Co.	6/27/25	149,071
USD	97,889,617	EUR	89,967,403	Morgan Stanley	6/27/25	136,161
USD	97,866,091	EUR	89,967,402	UBS AG	6/27/25	112,635
USD	71,724,598	GBP	55,441,703	Citibank N.A.	6/27/25	113,230
USD	71,719,442	GBP	55,441,702	Goldman Sachs & Co.	6/27/25	108,074
						$774,663

5

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,130,204. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,253,324.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $6,551,414,867) — including $6,130,204 of securities on loan	$7,369,559,009
Investment made with cash collateral received for securities on loan, at value (cost of $6,253,324)	6,253,324
Total investment securities, at value (cost of $6,557,668,191)	7,375,812,333
Receivable for investments sold	27,883,551
Receivable for capital shares sold	6,543,128
Unrealized appreciation on forward foreign currency exchange contracts	774,663
Dividends and interest receivable	15,586,772
Securities lending receivable	1,293
7,426,601,740

Liabilities
Payable for collateral received for securities on loan	6,253,324
Payable for investments purchased	31,620,322
Payable for capital shares redeemed	32,037,672
Accrued management fees	3,967,942
Distribution and service fees payable	76,716
73,955,976

Net Assets	$7,352,645,764

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,352,429,635
Distributable earnings (loss)	1,000,216,129
$7,352,645,764

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,539,945,364	97,348,611	$15.82
I Class, $0.01 Par Value	$1,198,156,009	75,648,730	$15.84
Y Class, $0.01 Par Value	$283,180,678	17,866,692	$15.85
A Class, $0.01 Par Value	$168,078,738	10,658,685	$15.77
C Class, $0.01 Par Value	$8,468,651	547,693	$15.46
R Class, $0.01 Par Value	$78,489,328	5,000,110	$15.70
R5 Class, $0.01 Par Value	$16,107,386	1,016,343	$15.85
R6 Class, $0.01 Par Value	$2,854,305,492	180,249,584	$15.84
G Class, $0.01 Par Value	$1,205,914,118	76,071,745	$15.85
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $16.73 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,422,620)	$205,697,624
Interest	4,337,783
Securities lending, net	410,748
210,446,155

Expenses:
Management fees	60,282,760
Distribution and service fees:
A Class	479,292
C Class	129,930
R Class	422,387
Directors' fees and expenses	246,509
Other expenses	76,202
61,637,080
Fees waived - G Class	(8,258,693)
53,378,387

Net investment income (loss)	157,067,768

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	693,481,201
Forward foreign currency exchange contract transactions	7,371,084
Foreign currency translation transactions	(119,542)
700,732,743

Change in net unrealized appreciation (depreciation) on:
Investments	(355,023,873)
Forward foreign currency exchange contracts	(1,777,207)
Translation of assets and liabilities in foreign currencies	1,783
(356,799,297)

Net realized and unrealized gain (loss)	343,933,446

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,001,214

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$157,067,768	$190,368,731
Net realized gain (loss)	700,732,743	289,423,192
Change in net unrealized appreciation (depreciation)	(356,799,297)	351,130,108
Net increase (decrease) in net assets resulting from operations	501,001,214	830,922,031

Distributions to Shareholders
From earnings:
Investor Class	(129,693,901)	(99,673,599)
I Class	(121,938,764)	(90,820,613)
Y Class	(23,490,397)	(11,381,356)
A Class	(13,873,917)	(10,515,332)
C Class	(817,130)	(877,632)
R Class	(6,298,224)	(4,310,184)
R5 Class	(1,444,049)	(1,426,409)
R6 Class	(259,579,205)	(191,402,739)
G Class	(118,411,741)	(80,117,091)
Decrease in net assets from distributions	(675,547,328)	(490,524,955)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,426,571,440)	(782,532,595)

Net increase (decrease) in net assets	(1,601,117,554)	(442,135,519)

Net Assets
Beginning of period	8,953,763,318	9,395,898,837
End of period	$7,352,645,764	$8,953,763,318

See Notes to Financial Statements.
9

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment
10

securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Exchange-Traded Funds	$6,253,324	—	—	—	$6,253,324
Gross amount of recognized liabilities for securities lending transactions					$6,253,324
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 11% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.95% to 0.97%	0.97%
I Class	0.75% to 0.77%	0.77%
Y Class	0.60% to 0.62%	0.62%
A Class	0.95% to 0.97%	0.97%
C Class	0.95% to 0.97%	0.97%
R Class	0.95% to 0.97%	0.97%
R5 Class	0.75% to 0.77%	0.77%
R6 Class	0.60% to 0.62%	0.62%
G Class	0.60% to 0.62%	0.00%(1)
(1)Effective annual management fee before waiver was 0.62%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $688,501 and $357,438, respectively. The effect of interfund transactions on the Statement of Operations was $(152,111) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $4,087,446,322 and $6,011,640,994, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		1,150,000,000
Sold	4,918,342	$79,974,726	10,123,997	$156,450,282
Issued in reinvestment of distributions	7,975,526	126,209,268	6,287,347	97,239,737
Redeemed	(23,319,224)	(378,238,092)	(46,604,468)	(713,108,547)
	(10,425,356)	(172,054,098)	(30,193,124)	(459,418,528)
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	10,299,620	166,884,617	35,463,763	547,004,369
Issued in reinvestment of distributions	7,288,427	115,476,691	5,494,621	85,093,612
Redeemed	(52,910,898)	(862,094,431)	(44,030,541)	(678,121,934)
	(35,322,851)	(579,733,123)	(3,072,157)	(46,023,953)
Y Class/Shares Authorized	125,000,000		100,000,000
Sold	6,203,662	102,221,014	4,307,579	66,903,187
Issued in reinvestment of distributions	1,020,517	16,178,411	555,761	8,615,841
Redeemed	(3,293,333)	(53,379,262)	(1,697,898)	(26,232,672)
	3,930,846	65,020,163	3,165,442	49,286,356
A Class/Shares Authorized	165,000,000		165,000,000
Sold	2,232,345	35,953,260	2,614,884	40,103,485
Issued in reinvestment of distributions	787,672	12,420,546	570,887	8,807,885
Redeemed	(5,444,326)	(89,331,446)	(5,068,382)	(77,785,481)
	(2,424,309)	(40,957,640)	(1,882,611)	(28,874,111)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	72,576	1,153,458	108,063	1,635,500
Issued in reinvestment of distributions	50,974	787,875	56,399	855,154
Redeemed	(769,291)	(12,160,322)	(774,816)	(11,698,118)
	(645,741)	(10,218,989)	(610,354)	(9,207,464)
R Class/Shares Authorized	60,000,000		60,000,000
Sold	426,097	6,844,553	773,487	11,836,582
Issued in reinvestment of distributions	401,178	6,295,160	280,360	4,308,714
Redeemed	(1,421,792)	(22,942,723)	(1,630,083)	(24,794,040)
	(594,517)	(9,803,010)	(576,236)	(8,648,744)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	142,279	2,325,187	343,877	5,349,260
Issued in reinvestment of distributions	91,042	1,442,722	91,220	1,413,552
Redeemed	(733,358)	(11,835,997)	(937,323)	(14,593,573)
	(500,037)	(8,068,088)	(502,226)	(7,830,761)
R6 Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	21,833,404	355,641,679	39,109,166	604,984,551
Issued in reinvestment of distributions	16,041,285	254,190,966	11,978,546	185,411,845
Redeemed	(67,827,927)	(1,104,877,736)	(75,048,878)	(1,154,619,812)
	(29,953,238)	(495,045,091)	(23,961,166)	(364,223,416)
G Class/Shares Authorized	850,000,000		850,000,000
Sold	7,885,677	130,126,071	13,321,060	205,127,807
Issued in reinvestment of distributions	7,461,761	118,411,741	5,172,836	80,117,091
Redeemed	(25,837,302)	(424,249,376)	(12,337,847)	(192,836,872)
	(10,489,864)	(175,711,564)	6,156,049	92,408,026
Net increase (decrease)	(86,425,067)	$(1,426,571,440)	(51,476,383)	$(782,532,595)

13

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$119,538,141	—
Chemicals	$44,433,716	54,175,322	—
Construction and Engineering	—	68,999,000	—
Consumer Staples Distribution & Retail	—	85,533,418	—
Electrical Equipment	60,521,139	19,776,943	—
Financial Services	—	29,470,969	—
Household Products	90,117,703	124,629,893	—
Machinery	207,103,196	22,058,916	—
Trading Companies and Distributors	193,601,546	79,380,463	—
Other Industries	6,013,999,934	—	—
Exchange-Traded Funds	52,251,222	—	—
Short-Term Investments	6,433,627	103,787,185	—
	$6,668,462,083	$707,350,250	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$774,663	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $696,534,568.

The value of foreign currency risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $774,663 in unrealized appreciation on forward foreign currency exchange contracts. For the year ended March 31, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $7,371,084 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(1,777,207) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

14

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$270,443,317	$261,962,639
Long-term capital gains	$405,104,011	$228,562,316

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$6,618,573,406
Gross tax appreciation of investments	$1,056,380,872
Gross tax depreciation of investments	(299,141,945)
Net tax appreciation (depreciation) of investments	757,238,927
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(8,395)
Net tax appreciation (depreciation)	$757,230,532
Undistributed ordinary income	—
Accumulated long-term gains	$242,985,597

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$16.24	0.26	0.67	0.93	(0.25)	(1.10)	(1.35)	$15.82	5.78%	0.97%	0.97%	1.57%	1.57%	50%	$1,539,945
2024	$15.59	0.28	1.20	1.48	(0.28)	(0.55)	(0.83)	$16.24	9.79%	0.98%	0.98%	1.81%	1.81%	54%	$1,750,410
2023	$17.30	0.28	(0.75)	(0.47)	(0.28)	(0.96)	(1.24)	$15.59	(2.58)%	0.98%	0.98%	1.70%	1.70%	64%	$2,150,798
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
2021	$12.35	0.22	6.78	7.00	(0.23)	(0.09)	(0.32)	$19.03	57.22%	0.97%	0.97%	1.43%	1.43%	65%	$2,519,909
I Class
2025	$16.26	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.84	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$1,198,156
2024	$15.61	0.31	1.20	1.51	(0.31)	(0.55)	(0.86)	$16.26	10.00%	0.78%	0.78%	2.01%	2.01%	54%	$1,804,559
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.38)%	0.78%	0.78%	1.90%	1.90%	64%	$1,779,890
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
2021	$12.36	0.25	6.79	7.04	(0.27)	(0.09)	(0.36)	$19.04	57.50%	0.77%	0.77%	1.63%	1.63%	65%	$1,778,956
Y Class
2025	$16.27	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.85	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$283,181
2024	$15.62	0.33	1.20	1.53	(0.33)	(0.55)	(0.88)	$16.27	10.16%	0.63%	0.63%	2.16%	2.16%	54%	$226,761
2023	$17.33	0.33	(0.75)	(0.42)	(0.33)	(0.96)	(1.29)	$15.62	(2.23)%	0.63%	0.63%	2.05%	2.05%	64%	$168,200
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
2021	$12.36	0.28	6.79	7.07	(0.29)	(0.09)	(0.38)	$19.05	57.69%	0.62%	0.62%	1.78%	1.78%	65%	$180,923
A Class
2025	$16.19	0.21	0.68	0.89	(0.21)	(1.10)	(1.31)	$15.77	5.53%	1.22%	1.22%	1.32%	1.32%	50%	$168,079
2024	$15.55	0.24	1.19	1.43	(0.24)	(0.55)	(0.79)	$16.19	9.55%	1.23%	1.23%	1.56%	1.56%	54%	$211,867
2023	$17.26	0.23	(0.74)	(0.51)	(0.24)	(0.96)	(1.20)	$15.55	(2.89)%	1.23%	1.23%	1.45%	1.45%	64%	$232,651
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
2021	$12.32	0.19	6.76	6.95	(0.19)	(0.09)	(0.28)	$18.99	56.87%	1.22%	1.22%	1.18%	1.18%	65%	$323,669
C Class
2025	$15.91	0.09	0.65	0.74	(0.09)	(1.10)	(1.19)	$15.46	4.67%	1.97%	1.97%	0.57%	0.57%	50%	$8,469
2024	$15.28	0.12	1.18	1.30	(0.12)	(0.55)	(0.67)	$15.91	8.75%	1.98%	1.98%	0.81%	0.81%	54%	$18,982
2023	$16.98	0.11	(0.72)	(0.61)	(0.13)	(0.96)	(1.09)	$15.28	(3.53)%	1.98%	1.98%	0.70%	0.70%	64%	$27,561
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037
2021	$12.17	0.07	6.67	6.74	(0.07)	(0.09)	(0.16)	$18.75	55.65%	1.97%	1.97%	0.43%	0.43%	65%	$51,558

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$16.12	0.17	0.68	0.85	(0.17)	(1.10)	(1.27)	$15.70	5.28%	1.47%	1.47%	1.07%	1.07%	50%	$78,489
2024	$15.48	0.20	1.19	1.39	(0.20)	(0.55)	(0.75)	$16.12	9.24%	1.48%	1.48%	1.31%	1.31%	54%	$90,211
2023	$17.19	0.19	(0.74)	(0.55)	(0.20)	(0.96)	(1.16)	$15.48	(3.08)%	1.48%	1.48%	1.20%	1.20%	64%	$95,536
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
2021	$12.28	0.15	6.74	6.89	(0.15)	(0.09)	(0.24)	$18.93	56.48%	1.47%	1.47%	0.93%	0.93%	65%	$97,590
R5 Class
2025	$16.27	0.29	0.67	0.96	(0.28)	(1.10)	(1.38)	$15.85	5.99%	0.77%	0.77%	1.77%	1.77%	50%	$16,107
2024	$15.61	0.31	1.21	1.52	(0.31)	(0.55)	(0.86)	$16.27	10.06%	0.78%	0.78%	2.01%	2.01%	54%	$24,671
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.39)%	0.78%	0.78%	1.90%	1.90%	64%	$31,521
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
2021	$12.36	0.25	6.80	7.05	(0.27)	(0.09)	(0.36)	$19.05	57.58%	0.77%	0.77%	1.63%	1.63%	65%	$59,132
R6 Class
2025	$16.26	0.31	0.68	0.99	(0.31)	(1.10)	(1.41)	$15.84	6.15%	0.62%	0.62%	1.92%	1.92%	50%	$2,854,305
2024	$15.60	0.33	1.21	1.54	(0.33)	(0.55)	(0.88)	$16.26	10.24%	0.63%	0.63%	2.16%	2.16%	54%	$3,417,541
2023	$17.32	0.33	(0.76)	(0.43)	(0.33)	(0.96)	(1.29)	$15.60	(2.30)%	0.63%	0.63%	2.05%	2.05%	64%	$3,653,940
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
2021	$12.36	0.28	6.78	7.06	(0.29)	(0.09)	(0.38)	$19.04	57.74%	0.62%	0.62%	1.78%	1.78%	65%	$3,494,909
G Class
2025	$16.27	0.41	0.68	1.09	(0.41)	(1.10)	(1.51)	$15.85	6.82%	0.00%	0.62%	2.54%	1.92%	50%	$1,205,914
2024	$15.62	0.43	1.20	1.63	(0.43)	(0.55)	(0.98)	$16.27	10.84%	0.01%	0.63%	2.78%	2.16%	54%	$1,408,762
2023	$17.33	0.43	(0.75)	(0.32)	(0.43)	(0.96)	(1.39)	$15.62	(1.63)%	0.01%	0.63%	2.67%	2.05%	64%	$1,255,802
2022(3)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%	0.62%	2.11%	1.49%	50%(4)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)March 15, 2022 (commencement of sale) through March 31, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Mid Cap Value Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mid Cap Value Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $149,773,997, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $419,792,870, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.

The fund hereby designates $103,752,871 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund utilized earnings and profits of $14,688,859 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92271 2505

Annual Financial Statements and Other Information

March 31, 2025

Small Cap Dividend Fund
Investor Class (AMAEX)
I Class (AMAFX)
A Class (AMAHX)
R Class (AMAJX)
R6 Class (AMAKX)
G Class (AMALX)

Schedule of Investments

MARCH 31, 2025

	Shares	Value
COMMON STOCKS — 98.3%
Automobile Components — 1.5%
Patrick Industries, Inc.	19,343	$1,635,644
Banks — 23.8%
Atlantic Union Bankshares Corp.	41,942	1,306,074
City Holding Co.	2,298	269,946
Columbia Banking System, Inc.	106,220	2,649,127
CVB Financial Corp.	71,393	1,317,915
Esquire Financial Holdings, Inc.	12,191	918,957
First Interstate BancSystem, Inc., Class A	47,188	1,351,936
First Merchants Corp.	12,070	488,111
FNB Corp.	168,866	2,271,248
Home BancShares, Inc.	82,994	2,346,240
International Bancshares Corp.	31,377	1,978,634
Northpointe Bancshares, Inc.(1)	39,823	575,044
Old National Bancorp	109,039	2,310,536
Popular, Inc.	27,999	2,586,268
Provident Financial Services, Inc.	74,956	1,286,994
United Bankshares, Inc.	34,618	1,200,206
Webster Financial Corp.	51,976	2,679,363
		25,536,599
Building Products — 0.7%
Tecnoglass, Inc.	10,031	717,718
Capital Markets — 2.2%
GCM Grosvenor, Inc., Class A(2)	66,056	873,921
Marex Group PLC	42,320	1,494,742
		2,368,663
Chemicals — 3.2%
Ashland, Inc.	20,912	1,239,873
Avient Corp.	31,106	1,155,899
Minerals Technologies, Inc.	16,204	1,030,088
		3,425,860
Commercial Services and Supplies — 1.9%
Brink's Co.	23,255	2,003,651
Construction Materials — 1.2%
Titan America SA(1)	94,787	1,281,520
Containers and Packaging — 2.9%
Graphic Packaging Holding Co.	118,044	3,064,422
Electronic Equipment, Instruments and Components — 3.2%
Avnet, Inc.	21,521	1,034,945
Ingram Micro Holding Corp.	81,350	1,443,149
Vishay Intertechnology, Inc.	57,207	909,591
		3,387,685
Energy Equipment and Services — 1.8%
ChampionX Corp.	21,210	632,058
Flowco Holdings, Inc., Class A(1)	50,439	1,293,760
		1,925,818
Financial Services — 4.5%
Compass Diversified Holdings	86,264	1,610,549
Enact Holdings, Inc.	11,903	413,629
EVERTEC, Inc.	74,854	2,752,382
		4,776,560
2

	Shares	Value
Food Products — 0.4%
WK Kellogg Co.	24,265	$483,602
Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	7,903	567,435
Ground Transportation — 0.9%
Proficient Auto Logistics, Inc.(1)(2)	110,055	921,160
Health Care Equipment and Supplies — 1.8%
Embecta Corp.	151,718	1,934,405
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	44,188	1,338,896
Hotel & Resort REITs — 1.9%
Ryman Hospitality Properties, Inc.	16,279	1,488,552
Xenia Hotels & Resorts, Inc.	42,840	503,798
		1,992,350
Hotels, Restaurants and Leisure — 2.5%
Bloomin' Brands, Inc.	26,551	190,371
Papa John's International, Inc.	17,438	716,353
Vail Resorts, Inc.	11,268	1,803,105
		2,709,829
Household Durables — 2.3%
KB Home	19,560	1,136,827
Meritage Homes Corp.	18,056	1,279,810
		2,416,637
Household Products — 1.5%
Spectrum Brands Holdings, Inc.	22,814	1,632,342
Industrial REITs — 2.8%
Americold Realty Trust, Inc.	79,263	1,700,984
Terreno Realty Corp.	20,524	1,297,527
		2,998,511
Insurance — 4.9%
Axis Capital Holdings Ltd.	34,682	3,476,524
Fidelis Insurance Holdings Ltd.	85,653	1,387,578
Hamilton Insurance Group Ltd., Class B(1)	20,508	425,131
		5,289,233
Leisure Products — 0.9%
Brunswick Corp.	18,953	1,020,619
Machinery — 6.4%
Albany International Corp., Class A	11,552	797,550
Atmus Filtration Technologies, Inc.	19,168	704,041
Kennametal, Inc.	59,598	1,269,437
Luxfer Holdings PLC	122,679	1,454,973
Timken Co.	36,749	2,641,151
		6,867,152
Media — 2.6%
Cable One, Inc.	3,900	1,036,503
Entravision Communications Corp., Class A	209,031	438,965
John Wiley & Sons, Inc., Class A	11,623	517,921
Townsquare Media, Inc., Class A	97,656	794,920
		2,788,309
Multi-Utilities — 0.8%
Northwestern Energy Group, Inc.	15,412	891,893
Oil, Gas and Consumable Fuels — 10.1%
Chord Energy Corp.	14,428	1,626,324
Crescent Energy Co., Class A	212,310	2,386,365
Hess Midstream LP, Class A	52,284	2,211,090
3

	Shares	Value
Infinity Natural Resources, Inc., Class A(1)	28,567	$535,631
Mach Natural Resources LP	100,313	1,559,867
TXO Partners LP	133,435	2,556,615
		10,875,892
Personal Care Products — 1.1%
Edgewell Personal Care Co.	39,162	1,222,246
Professional Services — 1.3%
Science Applications International Corp.	12,791	1,436,046
Residential REITs — 0.8%
UMH Properties, Inc.	44,555	833,179
Semiconductors and Semiconductor Equipment — 2.2%
Amkor Technology, Inc.	44,166	797,638
Kulicke & Soffa Industries, Inc.	47,727	1,574,036
		2,371,674
Specialized REITs — 1.8%
EPR Properties	36,000	1,893,960
Specialty Retail — 0.5%
Penske Automotive Group, Inc.	3,818	549,716
Tobacco — 0.7%
Turning Point Brands, Inc.	12,578	747,636
Trading Companies and Distributors — 1.5%
Applied Industrial Technologies, Inc.	6,921	1,559,578
TOTAL COMMON STOCKS (Cost $115,936,032)		105,466,440
PREFERRED SECURITIES — 1.0%
Financial Services — 1.0%
Compass Diversified Holdings, 7.875% (Cost $1,103,415)	46,783	1,053,553
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	656,453	656,453
State Street Navigator Securities Lending Government Money Market Portfolio(3)	749,061	749,061
TOTAL SHORT-TERM INVESTMENTS (Cost $1,405,514)		1,405,514
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $118,444,961)		107,925,507
OTHER ASSETS AND LIABILITIES — (0.6)%		(617,883)
TOTAL NET ASSETS — 100.0%		$107,307,624

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,244,897. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,295,709, which includes securities collateral of $546,648.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $117,695,900) — including $1,244,897 of securities on loan	$107,176,446
Investment made with cash collateral received for securities on loan, at value (cost of $749,061)	749,061
Total investment securities, at value (cost of $118,444,961)	107,925,507
Receivable for investments sold	19,701
Receivable for capital shares sold	419
Dividends and interest receivable	193,884
Securities lending receivable	561
108,140,072

Liabilities
Payable for collateral received for securities on loan	749,061
Payable for capital shares redeemed	63,302
Accrued management fees	19,969
Distribution and service fees payable	116
832,448

Net Assets	$107,307,624

Net Assets Consist of:
Capital (par value and paid-in surplus)	$117,746,925
Distributable earnings (loss)	(10,439,301)
$107,307,624

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$16,855,029	1,657,841	$10.17
I Class, $0.01 Par Value	$4,987,974	490,353	$10.17
A Class, $0.01 Par Value	$103,656	10,198	$10.16
R Class, $0.01 Par Value	$192,050	18,909	$10.16
R6 Class, $0.01 Par Value	$124,380	12,231	$10.17
G Class, $0.01 Par Value	$85,044,535	8,361,432	$10.17
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.78 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
5

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,195)	$1,208,512
Interest	26,542
Securities lending, net	3,238
1,238,292

Expenses:
Management fees	344,543
Distribution and service fees:
A Class	229
R Class	1,092
Directors' fees and expenses	1,008
346,872
Fees waived - G Class	(206,042)
140,830

Net investment income (loss)	1,097,462

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	425,507
Forward foreign currency exchange contract transactions	836
Foreign currency translation transactions	(49)
426,294

Change in net unrealized appreciation (depreciation) on:
Investments	(11,466,187)
Forward foreign currency exchange contracts	(210)
(11,466,397)

Net realized and unrealized gain (loss)	(11,040,103)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,942,641)

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$1,097,462	$148,574
Net realized gain (loss)	426,294	(30,728)
Change in net unrealized appreciation (depreciation)	(11,466,397)	956,688
Net increase (decrease) in net assets resulting from operations	(9,942,641)	1,074,534

Distributions to Shareholders
From earnings:
Investor Class	(164,986)	(58,593)
I Class	(87,298)	(73,583)
A Class	(1,511)	(706)
R Class	(2,727)	(2,091)
R6 Class	(2,519)	(1,344)
G Class	(1,096,259)	(756)
Decrease in net assets from distributions	(1,355,300)	(137,073)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	110,099,171	1,338,031

Net increase (decrease) in net assets	98,801,230	2,275,492

Net Assets
Beginning of period	8,506,394	6,230,902
End of period	$107,307,624	$8,506,394

See Notes to Financial Statements.
7

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Dividend Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

8

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$749,061	—	—	—	$749,061
Gross amount of recognized liabilities for securities lending transactions					$749,061
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $10,888,057 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $134,229,518 and $24,777,671, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	1,471,012	$16,458,479	169,707	$1,591,850
Issued in reinvestment of distributions	15,656	163,781	6,099	57,844
Redeemed	(199,062)	(2,175,758)	(88,474)	(826,367)
	1,287,606	14,446,502	87,332	823,327
I Class/Shares Authorized	20,000,000		20,000,000
Sold	92,119	988,561	424,424	3,997,389
Issued in reinvestment of distributions	8,472	87,298	7,776	73,583
Redeemed	(33,936)	(345,076)	(379,981)	(3,695,719)
	66,655	730,783	52,219	375,253
A Class/Shares Authorized	20,000,000		20,000,000
Sold	3,563	37,632	8,581	78,274
Issued in reinvestment of distributions	148	1,511	73	706
Redeemed	(4,732)	(46,659)	—	—
	(1,021)	(7,516)	8,654	78,980
R Class/Shares Authorized	20,000,000		20,000,000
Sold	17,293	183,359	14,785	139,244
Issued in reinvestment of distributions	263	2,721	221	2,091
Redeemed	(14,531)	(153,749)	(12,567)	(116,182)
	3,025	32,331	2,439	25,153
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	6,756	69,541	6,506	57,320
Issued in reinvestment of distributions	244	2,519	140	1,344
Redeemed	(2,871)	(32,099)	(2,471)	(24,102)
	4,129	39,961	4,175	34,562
G Class/Shares Authorized	100,000,000		20,000,000
Sold	8,578,773	97,290,836	—	—
Issued in reinvestment of distributions	102,902	1,096,259	80	756
Redeemed	(322,920)	(3,529,985)	—	—
	8,358,755	94,857,110	80	756
Net increase (decrease)	9,719,149	$110,099,171	154,899	$1,338,031

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

11

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $96,958.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended March 31, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $836 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(210) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$1,281,236	$137,073
Long-term capital gains	$74,064	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$118,551,381
Gross tax appreciation of investments	$2,308,042
Gross tax depreciation of investments	(12,933,916)
Net tax appreciation (depreciation) of investments	(10,625,874)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(10,625,874)
Undistributed ordinary income	$58,459
Accumulated long-term gains	$128,114

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.22	0.21	(0.08)	0.13	(0.15)	(0.03)	(0.18)	$10.17	1.26%	1.09%	1.09%	1.90%	1.90%	61%	$16,855
2024	$9.20	0.20	1.00	1.20	(0.18)	—	(0.18)	$10.22	13.27%	1.14%	1.14%	2.17%	2.17%	102%	$3,785
2023(3)	$10.00	0.23	(0.78)	(0.55)	(0.20)	(0.05)	(0.25)	$9.20	(5.40)%	1.10%	1.10%	2.52%	2.52%	54%	$2,604
I Class
2025	$10.23	0.24	(0.10)	0.14	(0.17)	(0.03)	(0.20)	$10.17	1.36%	0.89%	0.89%	2.10%	2.10%	61%	$4,988
2024	$9.21	0.22	1.00	1.22	(0.20)	—	(0.20)	$10.23	13.60%	0.94%	0.94%	2.37%	2.37%	102%	$4,334
2023(3)	$10.00	0.46	(0.98)	(0.52)	(0.22)	(0.05)	(0.27)	$9.21	(5.22)%	0.90%	0.90%	2.72%	2.72%	54%	$3,420
A Class
2025	$10.22	0.20	(0.10)	0.10	(0.13)	(0.03)	(0.16)	$10.16	0.95%	1.34%	1.34%	1.65%	1.65%	61%	$104
2024	$9.20	0.20	0.98	1.18	(0.16)	—	(0.16)	$10.22	12.99%	1.39%	1.39%	1.92%	1.92%	102%	$115
2023(3)	$10.00	0.19	(0.76)	(0.57)	(0.18)	(0.05)	(0.23)	$9.20	(5.62)%	1.35%	1.35%	2.27%	2.27%	54%	$24
R Class
2025	$10.23	0.17	(0.10)	0.07	(0.11)	(0.03)	(0.14)	$10.16	0.67%	1.59%	1.59%	1.40%	1.40%	61%	$192
2024	$9.20	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.23	12.83%	1.64%	1.64%	1.67%	1.67%	102%	$162
2023(3)	$10.00	0.20	(0.79)	(0.59)	(0.16)	(0.05)	(0.21)	$9.20	(5.85)%	1.60%	1.60%	2.02%	2.02%	54%	$124
R6 Class
2025	$10.23	0.26	(0.10)	0.16	(0.19)	(0.03)	(0.22)	$10.17	1.52%	0.74%	0.74%	2.25%	2.25%	61%	$124
2024	$9.21	0.24	1.00	1.24	(0.22)	—	(0.22)	$10.23	13.77%	0.79%	0.79%	2.52%	2.52%	102%	$83
2023(3)	$10.00	0.25	(0.76)	(0.51)	(0.23)	(0.05)	(0.28)	$9.21	(5.08)%	0.75%	0.75%	2.87%	2.87%	54%	$36
G Class
2025	$10.23	0.31	(0.07)	0.24	(0.27)	(0.03)	(0.30)	$10.17	2.28%	0.00%	0.74%	2.99%	2.25%	61%	$85,045
2024	$9.21	0.31	1.00	1.31	(0.29)	—	(0.29)	$10.23	14.49%	0.05%	0.79%	3.26%	2.52%	102%	$27
2023(3)	$10.00	0.31	(0.75)	(0.44)	(0.30)	(0.05)	(0.35)	$9.21	(4.31)%	0.01%	0.75%	3.61%	2.87%	54%	$24

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 5, 2022 (fund inception) through March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Small Cap Dividend Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Small Cap Dividend Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 5, 2022 (fund inception) through March 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 5, 2022 (fund inception) through March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
15

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $913,390, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $204,706 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund hereby designates $74,064, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.
16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97903 2505

Annual Financial Statements and Other Information

March 31, 2025

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Schedule of Investments

MARCH 31, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Automobile Components — 2.0%
Patrick Industries, Inc.	290,000	$24,522,400
Visteon Corp.(1)	905,000	70,246,100
		94,768,500
Banks — 24.6%
Ameris Bancorp	1,020,000	58,721,400
Atlantic Union Bankshares Corp.	905,000	28,181,700
Axos Financial, Inc.(1)	585,000	37,744,200
Banc of California, Inc.	1,220,000	17,311,800
Columbia Banking System, Inc.	3,570,000	89,035,800
CVB Financial Corp.	2,040,000	37,658,400
First BanCorp	2,305,000	44,186,850
First Interstate BancSystem, Inc., Class A	1,095,000	31,371,750
First Merchants Corp.	520,000	21,028,800
FNB Corp.	8,120,000	109,214,000
Home BancShares, Inc.	3,135,000	88,626,450
International Bancshares Corp.	805,000	50,763,300
Northpointe Bancshares, Inc.(1)	335,000	4,837,400
Old National Bancorp	6,975,000	147,800,250
Pacific Premier Bancorp, Inc.	710,000	15,137,200
Popular, Inc.	625,000	57,731,250
Provident Financial Services, Inc.	885,000	15,195,450
SouthState Corp.	1,255,000	116,489,100
UMB Financial Corp.	855,000	86,440,500
Webster Financial Corp.	2,200,000	113,410,000
		1,170,885,600
Building Products — 0.6%
DIRTT Environmental Solutions(1)	7,095,240	5,051,101
Tecnoglass, Inc.	355,000	25,400,250
		30,451,351
Capital Markets — 0.9%
StoneX Group, Inc.(1)	570,608	43,583,039
Chemicals — 1.8%
Ingevity Corp.(1)	1,080,000	42,757,200
Minerals Technologies, Inc.	690,000	43,863,300
		86,620,500
Commercial Services and Supplies — 3.3%
Brink's Co.	1,145,000	98,653,200
Deluxe Corp.	1,180,000	18,655,800
Loomis AB	945,000	38,275,470
		155,584,470
Construction Materials — 0.5%
Titan America SA(1)	1,785,000	24,133,200
Containers and Packaging — 2.8%
Graphic Packaging Holding Co.	5,095,000	132,266,200
Distributors — 0.5%
A-Mark Precious Metals, Inc.	930,000	23,594,100
Diversified Consumer Services — 0.5%
KinderCare Learning Cos., Inc.(1)	2,115,000	24,512,850
2

	Shares	Value
Electrical Equipment — 0.5%
Sensata Technologies Holding PLC	965,000	$23,420,550
Electronic Equipment, Instruments and Components — 1.7%
Avnet, Inc.	1,103,627	53,073,422
Ingram Micro Holding Corp.	1,640,000	29,093,600
		82,167,022
Energy Equipment and Services — 1.7%
ChampionX Corp.	1,390,000	41,422,000
Flowco Holdings, Inc., Class A(1)	1,470,725	37,724,096
		79,146,096
Financial Services — 6.5%
Compass Diversified Holdings(2)	4,090,000	76,360,300
Euronet Worldwide, Inc.(1)	845,000	90,288,250
EVERTEC, Inc.(2)	3,320,000	122,076,400
Repay Holdings Corp.(1)	3,395,000	18,910,150
		307,635,100
Ground Transportation — 0.2%
Proficient Auto Logistics, Inc.(1)(3)	1,060,000	8,872,200
Health Care Equipment and Supplies — 3.5%
Embecta Corp.	2,780,000	35,445,000
Enovis Corp.(1)	2,665,000	101,829,650
Envista Holdings Corp.(1)	1,630,000	28,133,800
		165,408,450
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	545,000	16,513,500
Hotel & Resort REITs — 1.4%
Ryman Hospitality Properties, Inc.	710,000	64,922,400
Hotels, Restaurants and Leisure — 1.4%
Accel Entertainment, Inc.(1)	1,381,329	13,702,784
Bloomin' Brands, Inc.	1,075,000	7,707,750
Boyd Gaming Corp.	715,000	47,068,450
		68,478,984
Household Durables — 3.1%
Champion Homes, Inc.(1)	495,000	46,906,200
M/I Homes, Inc.(1)	240,000	27,403,200
Meritage Homes Corp.	505,000	35,794,400
Taylor Morrison Home Corp.(1)	620,000	37,224,800
		147,328,600
Household Products — 1.4%
Spectrum Brands Holdings, Inc.	950,064	67,977,079
Industrial REITs — 2.7%
Americold Realty Trust, Inc.	2,870,000	61,590,200
Terreno Realty Corp.	1,055,000	66,697,100
		128,287,300
Insurance — 5.2%
Axis Capital Holdings Ltd.	1,620,000	162,388,800
Baldwin Insurance Group, Inc.(1)	320,000	14,300,800
Bowhead Specialty Holdings, Inc.(1)	112,048	4,554,751
Fidelis Insurance Holdings Ltd.	1,700,000	27,540,000
Hamilton Insurance Group Ltd., Class B(1)	1,450,000	30,058,500
SiriusPoint Ltd.(1)	626,327	10,829,194
		249,672,045
Leisure Products — 1.6%
BRP, Inc.(3)	779,926	26,369,298
Brunswick Corp.	880,000	47,388,000
3

	Shares	Value
Solo Brands, Inc., Class A(1)(3)	416,139	$69,828
		73,827,126
Machinery — 5.9%
Atmus Filtration Technologies, Inc.	560,000	20,568,800
Blue Bird Corp.(1)	1,130,000	36,578,100
Gates Industrial Corp. PLC(1)	3,900,000	71,799,000
Hillman Solutions Corp.(1)	3,150,000	27,688,500
Luxfer Holdings PLC	221,588	2,628,034
Timken Co.	1,720,000	123,616,400
		282,878,834
Media — 1.2%
Cable One, Inc.(3)	155,000	41,194,350
Entravision Communications Corp., Class A(2)	6,655,000	13,975,500
Townsquare Media, Inc., Class A	448,489	3,650,700
		58,820,550
Oil, Gas and Consumable Fuels — 9.2%
Chord Energy Corp.	665,000	74,958,800
Crescent Energy Co., Class A	6,535,000	73,453,400
Infinity Natural Resources, Inc., Class A(1)	645,000	12,093,750
Mach Natural Resources LP	1,815,361	28,228,864
Magnolia Oil & Gas Corp., Class A	3,685,000	93,083,100
Northern Oil & Gas, Inc.	2,815,000	85,097,450
Permian Resources Corp.	4,205,000	58,239,250
TXO Partners LP	666,312	12,766,538
		437,921,152
Personal Care Products — 1.6%
Edgewell Personal Care Co.(2)	2,455,000	76,620,550
Professional Services — 3.6%
IBEX Holdings Ltd.(1)	365,000	8,887,750
Korn Ferry	645,000	43,750,350
NV5 Global, Inc.(1)	1,895,000	36,516,650
Science Applications International Corp.	245,780	27,593,721
TriNet Group, Inc.	655,000	51,902,200
Verra Mobility Corp.(1)	23,636	532,046
		169,182,717
Residential REITs — 0.6%
UMH Properties, Inc.	1,560,000	29,172,000
Semiconductors and Semiconductor Equipment — 2.3%
Amkor Technology, Inc.	1,375,000	24,832,500
Axcelis Technologies, Inc.(1)	850,000	42,219,500
Kulicke & Soffa Industries, Inc.	1,250,000	41,225,000
		108,277,000
Specialized REITs — 0.9%
EPR Properties	805,000	42,351,050
Specialty Retail — 1.4%
MarineMax, Inc.(1)(2)	1,579,521	33,959,701
OneWater Marine, Inc., Class A(1)(2)(3)	1,325,000	21,438,500
Penske Automotive Group, Inc.	85,125	12,256,298
		67,654,499
Textiles, Apparel and Luxury Goods — 0.6%
Capri Holdings Ltd.(1)	1,535,000	30,285,550
Tobacco — 0.6%
Turning Point Brands, Inc.	465,000	27,639,600
Trading Companies and Distributors — 2.8%
DXP Enterprises, Inc.(1)	325,000	26,734,500
4

	Shares	Value
GMS, Inc.(1)	1,270,000	$92,925,900
Titan Machinery, Inc.(1)	930,000	15,847,200
		135,507,600
TOTAL COMMON STOCKS (Cost $4,311,614,225)		4,736,367,364
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,517	18,517
State Street Navigator Securities Lending Government Money Market Portfolio(4)	27,971,548	27,971,548
		27,990,065
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $1,103,578), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $1,082,371)		1,082,241
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $9,671,664), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $9,483,151)		9,482,000
		10,564,241
TOTAL SHORT-TERM INVESTMENTS (Cost $38,554,306)		38,554,306
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $4,350,168,531)		4,774,921,670
OTHER ASSETS AND LIABILITIES — (0.3)%		(15,054,309)
TOTAL NET ASSETS — 100.0%		$4,759,867,361

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	32,822,774	SEK	330,296,400	Citibank N.A.	6/27/25	$(203,478)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,056,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,913,505, which includes securities collateral of $1,941,957.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities - unaffiliated, at value (cost of $3,989,185,177) — including $22,130,956 of securities on loan	$4,402,519,171
Investment securities - affiliated, at value (cost of $333,011,806) — including $6,925,655 of securities on loan	344,430,951
Investment made with cash collateral received for securities on loan, at value (cost of $27,971,548)	27,971,548
Total investment securities, at value (cost of $4,350,168,531)	4,774,921,670
Receivable for investments sold	11,283,418
Receivable for capital shares sold	6,681,006
Dividends and interest receivable	7,230,352
Securities lending receivable	3,082
4,800,119,528

Liabilities
Payable for collateral received for securities on loan	27,971,548
Payable for investments purchased	3,186,956
Payable for capital shares redeemed	5,615,057
Unrealized depreciation on forward foreign currency exchange contracts	203,478
Accrued management fees	3,241,995
Distribution and service fees payable	33,133
40,252,167

Net Assets	$4,759,867,361

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,184,642,097
Distributable earnings (loss)	575,225,264
$4,759,867,361

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$575,833,886	59,046,030	$9.75
I Class, $0.01 Par Value	$1,562,918,913	158,072,988	$9.89
Y Class, $0.01 Par Value	$112,059,682	11,312,079	$9.91
A Class, $0.01 Par Value	$71,075,246	7,405,323	$9.60
C Class, $0.01 Par Value	$17,589,400	2,007,650	$8.76
R Class, $0.01 Par Value	$5,806,721	611,186	$9.50
R5 Class, $0.01 Par Value	$9,273,983	937,014	$9.90
R6 Class, $0.01 Par Value	$2,084,886,771	210,815,146	$9.89
G Class, $0.01 Par Value	$320,422,759	32,302,944	$9.92
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.19 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (including $10,468,233 from affiliates and net of foreign taxes withheld of $614,617)	$110,374,019
Interest	1,165,516
Securities lending, net	89,063
111,628,598

Expenses:
Management fees	45,760,007
Distribution and service fees:
A Class	202,759
C Class	194,865
R Class	34,116
Directors' fees and expenses	164,822
Other expenses	14,551
46,371,120
Fees waived - G Class	(3,254,081)
43,117,039

Net investment income (loss)	68,511,559

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(23,093,951) from affiliates)	570,892,011
Forward foreign currency exchange contract transactions	(1,036,672)
Foreign currency translation transactions	6,392
569,861,731

Change in net unrealized appreciation (depreciation) on:
Investments (including $(49,797,251) from affiliates)	(804,122,081)
Forward foreign currency exchange contracts	(627,090)
(804,749,171)

Net realized and unrealized gain (loss)	(234,887,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(166,375,881)

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$68,511,559	$75,005,823
Net realized gain (loss)	569,861,731	57,667,739
Change in net unrealized appreciation (depreciation)	(804,749,171)	831,800,719
Net increase (decrease) in net assets resulting from operations	(166,375,881)	964,474,281

Distributions to Shareholders
From earnings:
Investor Class	(43,349,212)	(7,887,176)
I Class	(116,769,918)	(23,391,385)
Y Class	(7,865,182)	(860,028)
A Class	(5,152,271)	(662,429)
C Class	(1,210,435)	(16,721)
R Class	(410,579)	(36,279)
R5 Class	(650,134)	(151,011)
R6 Class	(157,187,747)	(29,602,557)
G Class	(27,867,615)	(8,168,336)
Decrease in net assets from distributions	(360,463,093)	(70,775,922)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(711,050,197)	(239,884,392)

Net increase (decrease) in net assets	(1,237,889,171)	653,813,967

Net Assets
Beginning of period	5,997,756,532	5,343,942,565
End of period	$4,759,867,361	$5,997,756,532

See Notes to Financial Statements.
8

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$27,971,548	—	—	—	$27,971,548
Gross amount of recognized liabilities for securities lending transactions					$27,971,548
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.08%
I Class	0.80% to 1.05%	0.88%
Y Class	0.65% to 0.90%	0.73%
A Class	1.00% to 1.25%	1.08%
C Class	1.00% to 1.25%	1.08%
R Class	1.00% to 1.25%	1.08%
R5 Class	0.80% to 1.05%	0.88%
R6 Class	0.65% to 0.90%	0.73%
G Class	0.65% to 0.90%	0.00%(1)
(1)Effective annual management fee before waiver was 0.73%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $10,888,057 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(1,545,688) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $2,156,406,789 and $3,121,857,273, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	5,446,772	$58,186,339	6,545,672	$62,442,337
Issued in reinvestment of distributions	3,867,023	41,543,021	778,873	7,615,437
Redeemed	(19,354,018)	(208,769,332)	(32,334,631)	(306,746,865)
	(10,040,223)	(109,039,972)	(25,010,086)	(236,689,091)
I Class/Shares Authorized	1,660,000,000		1,660,000,000
Sold	26,276,360	283,238,952	46,469,978	450,847,825
Issued in reinvestment of distributions	9,970,181	108,419,391	2,076,624	20,622,912
Redeemed	(65,897,036)	(716,777,281)	(72,703,445)	(699,798,725)
	(29,650,495)	(325,118,938)	(24,156,843)	(228,327,988)
Y Class/Shares Authorized	70,000,000		70,000,000
Sold	7,674,724	84,997,233	1,587,409	15,635,659
Issued in reinvestment of distributions	288,019	3,137,302	52,064	518,059
Redeemed	(2,509,617)	(27,461,619)	(2,952,325)	(28,775,617)
	5,453,126	60,672,916	(1,312,852)	(12,621,899)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	1,099,352	11,572,142	1,471,768	13,734,679
Issued in reinvestment of distributions	438,353	4,640,010	62,235	599,514
Redeemed	(2,401,692)	(25,119,257)	(3,076,512)	(28,844,914)
	(863,987)	(8,907,105)	(1,542,509)	(14,510,721)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	205,324	1,994,224	215,433	1,863,576
Issued in reinvestment of distributions	109,244	1,058,979	1,535	13,292
Redeemed	(455,032)	(4,363,518)	(611,260)	(5,274,564)
	(140,464)	(1,310,315)	(394,292)	(3,397,696)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	142,420	1,479,951	182,149	1,697,228
Issued in reinvestment of distributions	39,164	410,579	3,818	36,270
Redeemed	(240,810)	(2,496,047)	(293,876)	(2,630,725)
	(59,226)	(605,517)	(107,909)	(897,227)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	199,764	2,163,097	437,167	4,100,968
Issued in reinvestment of distributions	59,710	649,958	15,340	151,011
Redeemed	(295,012)	(3,198,894)	(1,013,865)	(9,420,852)
	(35,538)	(385,839)	(561,358)	(5,168,873)
R6 Class/Shares Authorized	1,755,000,000		1,755,000,000
Sold	38,147,099	414,135,615	65,988,501	642,204,796
Issued in reinvestment of distributions	13,953,329	151,673,631	2,881,936	28,664,729
Redeemed	(66,609,451)	(726,218,036)	(56,402,984)	(545,078,737)
	(14,509,023)	(160,408,790)	12,467,453	125,790,788
G Class/Shares Authorized	325,000,000		300,000,000
Sold	13,110,137	149,899,157	18,664,291	181,600,536
Issued in reinvestment of distributions	2,564,592	27,867,615	811,379	8,168,336
Redeemed	(29,598,029)	(343,713,409)	(5,233,175)	(53,830,557)
	(13,923,300)	(165,946,637)	14,242,495	135,938,315
Net increase (decrease)	(63,769,130)	$(711,050,197)	(26,375,901)	$(239,884,392)

12

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended March 31, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.(1)	$44,654	$416	$17,140	$(4,336)	—(1)	—(1)	$5,245	$833
Compass Diversified Holdings	106,630	1,363	9,761	(21,872)	$76,360	4,090	(292)	4,296
Deluxe Corp.(1)	45,710	3,244	46,380	16,082	—(1)	—(1)	(18,922)	1,670
Edgewell Personal Care Co.	97,759	3,765	7,351	(17,552)	76,621	2,455	(346)	1,473
Entravision Communications Corp., Class A	13,046	—	7,192	8,122	13,976	6,655	(4,035)	1,507
EVERTEC, Inc.	130,872	16,318	17,987	(7,127)	122,076	3,320	(1,643)	689
IBEX Holdings Ltd.(1)(2)	14,979	1,311	12,569	5,167	—(1)	—(1)	1,505	—
MarineMax, Inc.(2)	58,704	5,539	16,370	(13,913)	33,960	1,580	(3,552)	—
OneWater Marine, Inc., Class A(2)(3)	37,440	1,442	3,076	(14,368)	21,438	1,325	(1,054)	—
	$549,794	$33,398	$137,826	$(49,797)	$344,431	19,425	$(23,094)	$10,468
(1)Company was not an affiliate at March 31, 2025.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,698,091,894	$38,275,470	—
Short-Term Investments	27,990,065	10,564,241	—
	$4,726,081,959	$48,839,711	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$203,478	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during
13

the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $33,585,957.

The value of foreign currency risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as a liability of $203,478 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended March 31, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,036,672) in net realized gain (loss) on forward foreign currency exchange contract transactions and $(627,090) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$126,987,674	$70,775,922
Long-term capital gains	$233,475,419	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$4,436,257,557
Gross tax appreciation of investments	$811,637,433
Gross tax depreciation of investments	(472,973,320)
Net tax appreciation (depreciation) of investments	338,664,113
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—
Net tax appreciation (depreciation)	$338,664,113
Undistributed ordinary income	$13,112,077
Accumulated long-term gains	$223,449,074

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.86	0.10	(0.50)	(0.40)	(0.10)	(0.61)	(0.71)	$9.75	(4.19)%	1.08%	1.08%	0.94%	0.94%	39%	$575,834
2024	$9.24	0.10	1.62	1.72	(0.10)	—	(0.10)	$10.86	18.72%	1.09%	1.09%	1.12%	1.12%	46%	$750,408
2023	$10.40	0.07	(0.92)	(0.85)	(0.06)	(0.25)	(0.31)	$9.24	(8.04)%	1.09%	1.09%	0.74%	0.74%	44%	$869,441
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
2021	$5.20	0.03	5.55	5.58	(0.04)	—	(0.04)	$10.74	107.63%	1.19%	1.19%	0.46%	0.46%	72%	$958,579
I Class
2025	$11.00	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.89	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$1,562,919
2024	$9.36	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.00	18.93%	0.89%	0.89%	1.32%	1.32%	46%	$2,065,440
2023	$10.53	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.36	(7.86)%	0.89%	0.89%	0.94%	0.94%	44%	$1,982,752
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
2021	$5.26	0.05	5.61	5.66	(0.06)	—	(0.06)	$10.86	108.04%	0.99%	0.99%	0.66%	0.66%	72%	$2,049,527
Y Class
2025	$11.02	0.15	(0.51)	(0.36)	(0.14)	(0.61)	(0.75)	$9.91	(3.78)%	0.73%	0.73%	1.29%	1.29%	39%	$112,060
2024	$9.37	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.02	19.19%	0.74%	0.74%	1.47%	1.47%	46%	$64,579
2023	$10.54	0.10	(0.92)	(0.82)	(0.10)	(0.25)	(0.35)	$9.37	(7.72)%	0.74%	0.74%	1.09%	1.09%	44%	$67,231
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
2021	$5.27	0.06	5.62	5.68	(0.07)	—	(0.07)	$10.88	108.41%	0.84%	0.84%	0.81%	0.81%	72%	$66,827
A Class
2025	$10.70	0.07	(0.48)	(0.41)	(0.08)	(0.61)	(0.69)	$9.60	(4.40)%	1.33%	1.33%	0.69%	0.69%	39%	$71,075
2024	$9.10	0.08	1.59	1.67	(0.07)	—	(0.07)	$10.70	18.49%	1.34%	1.34%	0.87%	0.87%	46%	$88,474
2023	$10.25	0.05	(0.91)	(0.86)	(0.04)	(0.25)	(0.29)	$9.10	(8.30)%	1.34%	1.34%	0.49%	0.49%	44%	$89,315
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
2021	$5.13	0.02	5.47	5.49	(0.02)	—	(0.02)	$10.60	107.16%	1.44%	1.44%	0.21%	0.21%	72%	$94,533
C Class
2025	$9.83	(0.01)	(0.44)	(0.45)	(0.01)	(0.61)	(0.62)	$8.76	(5.14)%	2.08%	2.08%	(0.06)%	(0.06)%	39%	$17,589
2024	$8.37	0.01	1.46	1.47	(0.01)	—	(0.01)	$9.83	17.54%	2.09%	2.09%	0.12%	0.12%	46%	$21,117
2023	$9.48	(0.02)	(0.84)	(0.86)	—(3)	(0.25)	(0.25)	$8.37	(8.99)%	2.09%	2.09%	(0.26)%	(0.26)%	44%	$21,277
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317
2021	$4.82	(0.04)	5.12	5.08	—	—	—	$9.90	105.39%	2.19%	2.19%	(0.54)%	(0.54)%	72%	$15,448

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$10.60	0.05	(0.49)	(0.44)	(0.05)	(0.61)	(0.66)	$9.50	(4.68)%	1.58%	1.58%	0.44%	0.44%	39%	$5,807
2024	$9.02	0.06	1.57	1.63	(0.05)	—	(0.05)	$10.60	18.14%	1.59%	1.59%	0.62%	0.62%	46%	$7,104
2023	$10.16	0.02	(0.89)	(0.87)	(0.02)	(0.25)	(0.27)	$9.02	(8.44)%	1.59%	1.59%	0.24%	0.24%	44%	$7,017
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
2021	$5.10	—(3)	5.43	5.43	—(3)	—	—(3)	$10.53	106.61%	1.69%	1.69%	(0.04)%	(0.04)%	72%	$5,120
R5 Class
2025	$11.01	0.12	(0.49)	(0.37)	(0.13)	(0.61)	(0.74)	$9.90	(3.94)%	0.88%	0.88%	1.14%	1.14%	39%	$9,274
2024	$9.37	0.13	1.63	1.76	(0.12)	—	(0.12)	$11.01	18.91%	0.89%	0.89%	1.32%	1.32%	46%	$10,710
2023	$10.54	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.37	(7.85)%	0.89%	0.89%	0.94%	0.94%	44%	$14,369
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
2021	$5.26	0.05	5.62	5.67	(0.06)	—	(0.06)	$10.87	108.23%	0.99%	0.99%	0.66%	0.66%	72%	$9,870
R6 Class
2025	$11.01	0.14	(0.51)	(0.37)	(0.14)	(0.61)	(0.75)	$9.89	(3.88)%	0.73%	0.73%	1.29%	1.29%	39%	$2,084,887
2024	$9.36	0.14	1.64	1.78	(0.13)	—	(0.13)	$11.01	19.21%	0.74%	0.74%	1.47%	1.47%	46%	$2,479,758
2023	$10.53	0.11	(0.93)	(0.82)	(0.10)	(0.25)	(0.35)	$9.36	(7.73)%	0.74%	0.74%	1.09%	1.09%	44%	$1,992,368
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
2021	$5.26	0.06	5.61	5.67	(0.07)	—	(0.07)	$10.86	108.42%	0.84%	0.84%	0.81%	0.81%	72%	$943,344
G Class
2025	$11.04	0.22	(0.51)	(0.29)	(0.22)	(0.61)	(0.83)	$9.92	(3.16)%	0.00%	0.73%	2.02%	1.29%	39%	$320,423
2024	$9.39	0.22	1.64	1.86	(0.21)	—	(0.21)	$11.04	20.01%	0.00%	0.74%	2.21%	1.47%	46%	$510,166
2023	$10.55	0.18	(0.93)	(0.75)	(0.16)	(0.25)	(0.41)	$9.39	(7.04)%	0.01%	0.74%	1.82%	1.09%	44%	$300,172
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%	0.74%	1.44%	0.70%	43%	$343,209
2021	$5.29	0.12	5.63	5.75	(0.15)	—	(0.15)	$10.89	110.06%	0.00%	0.84%	1.65%	0.81%	72%	$359,758

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Small Cap Value Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Small Cap Value Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
17

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $95,085,379, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $267,077,050, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.

The fund hereby designates $63,379,904 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund utilized earnings and profits of $38,797,715 distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).
18

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92272 2505

Annual Financial Statements and Other Information

March 31, 2025

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Schedule of Investments

MARCH 31, 2025

	Shares	Value
COMMON STOCKS — 97.4%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	67,298	$14,086,144
RTX Corp.	202,389	26,808,447
		40,894,591
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	260,096	28,607,959
Automobile Components — 1.1%
Aptiv PLC(1)	94,498	5,622,631
BorgWarner, Inc.	652,732	18,700,772
		24,323,403
Automobiles — 0.7%
General Motors Co.	303,794	14,287,432
Banks — 9.1%
Bank of America Corp.	907,634	37,875,567
JPMorgan Chase & Co.	238,773	58,571,017
PNC Financial Services Group, Inc.	93,452	16,426,058
Truist Financial Corp.	597,179	24,573,916
U.S. Bancorp	1,131,776	47,783,582
Wells Fargo & Co.	172,309	12,370,063
		197,600,203
Beverages — 2.3%
Heineken Holding NV	127,378	9,218,813
Heineken NV	204,992	16,715,113
Pernod Ricard SA	244,893	24,193,615
		50,127,541
Building Products — 0.6%
A.O. Smith Corp.	213,735	13,969,720
Capital Markets — 5.9%
Bank of New York Mellon Corp.	401,352	33,661,392
Blackrock, Inc.	14,739	13,950,169
Charles Schwab Corp.	418,264	32,741,706
Northern Trust Corp.	165,691	16,345,417
State Street Corp.	157,139	14,068,655
T. Rowe Price Group, Inc.	174,026	15,987,768
		126,755,107
Chemicals — 0.7%
PPG Industries, Inc.	133,143	14,559,187
Communications Equipment — 3.3%
Cisco Systems, Inc.	843,996	52,082,993
F5, Inc.(1)	69,112	18,402,452
		70,485,445
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	31,656	15,135,683
Consumer Staples Distribution & Retail — 1.3%
Dollar Tree, Inc.(1)	200,249	15,032,692
Koninklijke Ahold Delhaize NV	377,725	14,109,929
		29,142,621
Containers and Packaging — 0.7%
Packaging Corp. of America	74,617	14,775,658
2

	Shares	Value
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	758,583	$21,452,727
Verizon Communications, Inc.	890,953	40,413,628
		61,866,355
Electric Utilities — 4.0%
Duke Energy Corp.	183,796	22,417,598
Evergy, Inc.	295,154	20,350,869
Eversource Energy	242,466	15,059,563
Xcel Energy, Inc.	417,853	29,579,814
		87,407,844
Electrical Equipment — 1.3%
Emerson Electric Co.	127,994	14,033,262
nVent Electric PLC	252,468	13,234,373
		27,267,635
Energy Equipment and Services — 1.0%
Baker Hughes Co.	475,104	20,880,821
Entertainment — 1.1%
Walt Disney Co.	244,128	24,095,434
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class A(1)	120	95,812,992
Food Products — 3.0%
Conagra Brands, Inc.	1,103,319	29,425,518
Kraft Heinz Co.	544,062	16,555,806
Mondelez International, Inc., Class A	292,380	19,837,983
		65,819,307
Gas Utilities — 1.0%
Atmos Energy Corp.	56,166	8,682,140
ONE Gas, Inc.	169,451	12,808,801
		21,490,941
Ground Transportation — 1.0%
Norfolk Southern Corp.	92,606	21,933,731
Health Care Equipment and Supplies — 6.2%
Becton Dickinson & Co.	71,092	16,284,333
Dentsply Sirona, Inc.	852,754	12,740,145
GE HealthCare Technologies, Inc.	131,694	10,629,023
Medtronic PLC	618,327	55,562,864
Zimmer Biomet Holdings, Inc.	348,888	39,487,144
		134,703,509
Health Care Providers and Services — 4.3%
Centene Corp.(1)	268,081	16,275,198
CVS Health Corp.	363,411	24,621,095
Henry Schein, Inc.(1)	251,978	17,257,973
Labcorp Holdings, Inc.	84,911	19,762,186
Universal Health Services, Inc., Class B	75,422	14,171,794
		92,088,246
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	732,378	14,808,683
Ventas, Inc.	191,214	13,147,875
		27,956,558
Household Durables — 0.7%
Mohawk Industries, Inc.(1)	124,366	14,200,110
Household Products — 1.8%
Kimberly-Clark Corp.	158,625	22,559,647
Reckitt Benckiser Group PLC	239,771	16,213,421
		38,773,068
3

	Shares	Value
Industrial Conglomerates — 0.4%
Siemens AG	41,791	$9,651,473
Insurance — 3.0%
Allstate Corp.	102,772	21,280,998
Reinsurance Group of America, Inc.	107,337	21,134,656
Willis Towers Watson PLC	63,556	21,478,750
		63,894,404
Life Sciences Tools and Services — 0.7%
ICON PLC(1)	85,147	14,899,874
Machinery — 1.6%
Dover Corp.	69,053	12,131,231
IMI PLC	435,582	10,714,861
Oshkosh Corp.	128,191	12,060,210
		34,906,302
Media — 0.5%
Interpublic Group of Cos., Inc.	409,579	11,124,166
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	205,520	22,397,570
Oil, Gas and Consumable Fuels — 7.9%
Chevron Corp.	239,631	40,087,870
Enterprise Products Partners LP	221,258	7,553,748
Exxon Mobil Corp.	504,564	60,007,796
Occidental Petroleum Corp.	375,421	18,530,781
Shell PLC	611,862	22,271,953
TotalEnergies SE	346,800	22,345,339
		170,797,487
Paper and Forest Products — 0.5%
Mondi PLC	651,282	9,715,313
Passenger Airlines — 0.8%
Southwest Airlines Co.	547,050	18,369,939
Personal Care Products — 3.7%
Estee Lauder Cos., Inc., Class A	411,744	27,175,104
Kenvue, Inc.	939,060	22,518,659
Unilever PLC	493,396	29,397,455
		79,091,218
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	305,154	18,611,342
Johnson & Johnson	413,082	68,505,519
Merck & Co., Inc.	184,719	16,580,377
Pfizer, Inc.	1,338,799	33,925,167
Roche Holding AG	46,579	15,330,435
Sanofi SA	144,428	15,991,332
		168,944,172
Residential REITs — 0.6%
Equity Residential	183,627	13,144,021
Retail REITs — 1.9%
Agree Realty Corp.	213,934	16,513,565
Realty Income Corp.	168,942	9,800,325
Regency Centers Corp.	201,964	14,896,865
		41,210,755
Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp.	617,966	14,034,008
QUALCOMM, Inc.	138,867	21,331,360
Teradyne, Inc.	147,123	12,152,359
		47,517,727
4

	Shares	Value
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	337,713	$9,351,273
Trading Companies and Distributors — 0.8%
MSC Industrial Direct Co., Inc., Class A	231,575	17,986,430
TOTAL COMMON STOCKS (Cost $1,536,291,970)		2,107,963,225
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,471	85,471
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $5,126,767), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $5,028,245)		5,027,642
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $44,931,153), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $44,055,347)		44,050,000
		49,077,642
TOTAL SHORT-TERM INVESTMENTS (Cost $49,163,113)		49,163,113
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,585,455,083)		2,157,126,338
OTHER ASSETS AND LIABILITIES — 0.3%		6,698,589
TOTAL NET ASSETS — 100.0%		$2,163,824,927

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	342,356	USD	392,169	Bank of America N.A.	6/27/25	$(1,246)
CHF	638,705	USD	732,559	UBS AG	6/27/25	(3,247)
USD	6,458,656	CHF	5,632,852	Bank of America N.A.	6/27/25	26,723
USD	6,458,138	CHF	5,632,852	UBS AG	6/27/25	26,205
USD	27,349,528	EUR	25,135,124	Bank of America N.A.	6/27/25	39,134
USD	27,352,042	EUR	25,135,124	Goldman Sachs & Co.	6/27/25	41,648
USD	27,348,435	EUR	25,135,124	Morgan Stanley	6/27/25	38,041
USD	27,341,862	EUR	25,135,124	UBS AG	6/27/25	31,468
USD	22,312,625	GBP	17,247,220	Citibank N.A.	6/27/25	35,224
USD	22,311,021	GBP	17,247,220	Goldman Sachs & Co.	6/27/25	33,620
						$267,570

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $1,585,455,083)	$2,157,126,338
Foreign currency holdings, at value (cost of $333,154)	331,968
Receivable for investments sold	6,258,965
Receivable for capital shares sold	1,786,491
Unrealized appreciation on forward foreign currency exchange contracts	272,063
Dividends and interest receivable	4,341,520
2,170,117,345

Liabilities
Payable for investments purchased	3,674,006
Payable for capital shares redeemed	893,523
Unrealized depreciation on forward foreign currency exchange contracts	4,493
Accrued management fees	1,614,667
Distribution and service fees payable	105,729
6,292,418

Net Assets	$2,163,824,927

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,596,010,259
Distributable earnings (loss)	567,814,668
$2,163,824,927

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,143,745,063	143,154,557	$7.99
I Class, $0.01 Par Value	$511,894,610	63,851,820	$8.02
Y Class, $0.01 Par Value	$137,534,086	17,154,019	$8.02
A Class, $0.01 Par Value	$50,780,249	6,367,723	$7.97
C Class, $0.01 Par Value	$4,206,894	542,903	$7.75
R Class, $0.01 Par Value	$215,245,198	26,956,130	$7.99
R5 Class, $0.01 Par Value	$9,627	1,202	$8.01
R6 Class, $0.01 Par Value	$100,409,200	12,519,942	$8.02
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.46 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,242,760)	$61,125,308
Interest	2,493,355
Securities lending, net	42,490
63,661,153

Expenses:
Management fees	19,598,125
Distribution and service fees:
A Class	133,293
C Class	53,047
R Class	1,130,066
Directors' fees and expenses	64,421
Other expenses	6,152
20,985,104
Fees waived(1)	(303,992)
20,681,112

Net investment income (loss)	42,980,041

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	156,245,212
Forward foreign currency exchange contract transactions	2,824,477
Foreign currency translation transactions	35,797
159,105,486

Change in net unrealized appreciation (depreciation) on:
Investments	(49,402,661)
Forward foreign currency exchange contracts	(696,547)
Translation of assets and liabilities in foreign currencies	19,313
(50,079,895)

Net realized and unrealized gain (loss)	109,025,591

Net Increase (Decrease) in Net Assets Resulting from Operations	$152,005,632
(1)Amount consists of $161,345, $70,936, $17,933, $7,453, $739, $31,514, $150 and $13,922 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$42,980,041	$46,400,861
Net realized gain (loss)	159,105,486	139,158,283
Change in net unrealized appreciation (depreciation)	(50,079,895)	105,922,187
Net increase (decrease) in net assets resulting from operations	152,005,632	291,481,331

Distributions to Shareholders
From earnings:
Investor Class	(115,784,384)	(82,926,021)
I Class	(51,539,273)	(34,686,451)
Y Class	(13,183,128)	(9,293,573)
A Class	(5,060,688)	(3,989,784)
C Class	(485,305)	(421,937)
R Class	(21,165,087)	(15,297,131)
R5 Class	(21,436)	(199,167)
R6 Class	(10,639,097)	(6,514,811)
Decrease in net assets from distributions	(217,878,398)	(153,328,875)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	201,699	(46,240,566)

Net increase (decrease) in net assets	(65,671,067)	91,911,890

Net Assets
Beginning of period	2,229,495,994	2,137,584,104
End of period	$2,163,824,927	$2,229,495,994

See Notes to Financial Statements.
8

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From April 1, 2024 through July 31, 2024, the investment advisor agreed to waive 0.015% of the fund's management fee. Effective August 1, 2024, the investment advisor terminated the waiver. Effective August 1, 2024, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.967% for Investor Class, A Class, C Class
10

and R Class, 0.767% for I Class and R5 Class, and 0.617% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until July 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended March 31, 2025 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.85% to 1.00%	0.98%	0.97%
I Class	0.65% to 0.80%	0.78%	0.77%
Y Class	0.50% to 0.65%	0.63%	0.62%
A Class	0.85% to 1.00%	0.98%	0.97%
C Class	0.85% to 1.00%	0.98%	0.97%
R Class	0.85% to 1.00%	0.98%	0.97%
R5 Class	0.65% to 0.80%	0.78%	0.77%
R6 Class	0.50% to 0.65%	0.63%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $313,981 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $945,081,284 and $1,117,361,302, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	4,475,888	$36,572,828	5,242,097	$41,001,349
Issued in reinvestment of distributions	14,151,399	110,938,799	10,169,781	79,572,664
Redeemed	(19,771,335)	(161,871,108)	(24,790,535)	(192,806,520)
	(1,144,048)	(14,359,481)	(9,378,657)	(72,232,507)
I Class/Shares Authorized	600,000,000		600,000,000
Sold	6,503,518	53,598,114	7,387,049	57,802,245
Issued in reinvestment of distributions	6,511,696	51,263,515	4,391,112	34,452,515
Redeemed	(10,639,336)	(88,554,481)	(8,691,773)	(68,530,520)
	2,375,878	16,307,148	3,086,388	23,724,240
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	7,816,001	62,663,393	4,888,200	38,257,817
Issued in reinvestment of distributions	1,660,727	13,089,938	1,062,523	8,337,867
Redeemed	(7,322,262)	(60,510,420)	(5,027,130)	(39,562,602)
	2,154,466	15,242,911	923,593	7,033,082
A Class/Shares Authorized	60,000,000		60,000,000
Sold	590,597	4,822,150	1,175,483	9,093,958
Issued in reinvestment of distributions	603,178	4,719,526	484,240	3,783,183
Redeemed	(2,046,708)	(16,819,926)	(1,570,300)	(12,274,387)
	(852,933)	(7,278,250)	89,423	602,754
C Class/Shares Authorized	20,000,000		20,000,000
Sold	34,317	274,611	22,787	171,545
Issued in reinvestment of distributions	63,570	482,431	54,394	413,877
Redeemed	(318,255)	(2,500,481)	(466,493)	(3,537,226)
	(220,368)	(1,743,439)	(389,312)	(2,951,804)
R Class/Shares Authorized	325,000,000		325,000,000
Sold	528,533	4,255,414	1,616,610	12,638,959
Issued in reinvestment of distributions	2,703,235	21,165,075	1,955,733	15,295,419
Redeemed	(4,982,841)	(40,960,793)	(4,554,992)	(35,368,982)
	(1,751,073)	(15,540,304)	(982,649)	(7,434,604)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	19,717	159,718	51,257	402,205
Issued in reinvestment of distributions	2,694	21,436	25,382	199,167
Redeemed	(388,636)	(3,273,582)	(50,723)	(397,957)
	(366,225)	(3,092,428)	25,916	203,415
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	3,185,171	26,227,307	2,034,745	16,018,790
Issued in reinvestment of distributions	1,286,850	10,134,491	793,381	6,225,985
Redeemed	(3,144,421)	(25,696,256)	(2,216,100)	(17,429,917)
	1,327,600	10,665,542	612,026	4,814,858
Net increase (decrease)	1,523,297	$201,699	(6,013,272)	$(46,240,566)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
12

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$50,127,541	—
Consumer Staples Distribution & Retail	$15,032,692	14,109,929	—
Household Products	22,559,647	16,213,421	—
Industrial Conglomerates	—	9,651,473	—
Machinery	24,191,441	10,714,861	—
Oil, Gas and Consumable Fuels	126,180,195	44,617,292	—
Paper and Forest Products	—	9,715,313	—
Personal Care Products	49,693,763	29,397,455	—
Pharmaceuticals	137,622,405	31,321,767	—
Other Industries	1,516,814,030	—	—
Short-Term Investments	85,471	49,077,642	—
	$1,892,179,644	$264,946,694	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$272,063	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,493	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $238,875,068.

The value of foreign currency risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $272,063 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,493 in unrealized depreciation on forward foreign currency exchange contracts. For the year ended March 31, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $2,824,477 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(696,547) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

13

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$55,180,873	$57,068,069
Long-term capital gains	$162,697,525	$96,260,806

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,645,583,676
Gross tax appreciation of investments	$574,473,147
Gross tax depreciation of investments	(62,930,485)
Net tax appreciation (depreciation) of investments	511,542,662
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(11,206)
Net tax appreciation (depreciation)	$511,531,456
Undistributed ordinary income	—
Accumulated long-term gains	$56,283,212

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.28	0.16	0.40	0.56	(0.16)	(0.69)	(0.85)	$7.99	7.09%	0.97%	0.98%	1.94%	1.93%	44%	$1,143,745
2024	$7.77	0.17	0.92	1.09	(0.17)	(0.41)	(0.58)	$8.28	14.62%	1.01%	1.02%	2.18%	2.17%	35%	$1,194,845
2023	$9.16	0.16	(0.38)	(0.22)	(0.16)	(1.01)	(1.17)	$7.77	(2.23)%	1.02%	1.02%	1.95%	1.95%	42%	$1,193,571
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.01%	1.52%	1.52%	41%	$1,309,198
2021	$5.92	0.14	3.55	3.69	(0.15)	(0.14)	(0.29)	$9.32	63.17%	1.00%	1.00%	1.88%	1.88%	53%	$1,550,992
I Class
2025	$8.31	0.18	0.40	0.58	(0.18)	(0.69)	(0.87)	$8.02	7.28%	0.77%	0.78%	2.14%	2.13%	44%	$511,895
2024	$7.79	0.19	0.93	1.12	(0.19)	(0.41)	(0.60)	$8.31	14.95%	0.81%	0.82%	2.38%	2.37%	35%	$510,614
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.03)%	0.82%	0.82%	2.15%	2.15%	42%	$454,802
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	0.81%	1.72%	1.72%	41%	$520,321
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$529,024
Y Class
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.45%	0.62%	0.63%	2.29%	2.28%	44%	$137,534
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$124,612
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$109,655
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$128,721
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$120,607
A Class
2025	$8.27	0.14	0.39	0.53	(0.14)	(0.69)	(0.83)	$7.97	6.70%	1.22%	1.23%	1.69%	1.68%	44%	$50,780
2024	$7.75	0.15	0.93	1.08	(0.15)	(0.41)	(0.56)	$8.27	14.51%	1.26%	1.27%	1.93%	1.92%	35%	$59,682
2023	$9.15	0.14	(0.39)	(0.25)	(0.14)	(1.01)	(1.15)	$7.75	(2.58)%	1.27%	1.27%	1.70%	1.70%	42%	$55,295
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.26%	1.27%	1.27%	41%	$69,880
2021	$5.92	0.12	3.54	3.66	(0.13)	(0.14)	(0.27)	$9.31	62.58%	1.25%	1.25%	1.63%	1.63%	53%	$66,639
C Class
2025	$8.05	0.08	0.39	0.47	(0.08)	(0.69)	(0.77)	$7.75	6.05%	1.97%	1.98%	0.94%	0.93%	44%	$4,207
2024	$7.56	0.09	0.90	0.99	(0.09)	(0.41)	(0.50)	$8.05	13.59%	2.01%	2.02%	1.18%	1.17%	35%	$6,145
2023	$8.95	0.08	(0.38)	(0.30)	(0.08)	(1.01)	(1.09)	$7.56	(3.28)%	2.02%	2.02%	0.95%	0.95%	42%	$8,718
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	2.01%	0.52%	0.52%	41%	$9,886
2021	$5.81	0.07	3.46	3.53	(0.07)	(0.14)	(0.21)	$9.13	61.27%	2.00%	2.00%	0.88%	0.88%	53%	$9,212

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$8.27	0.12	0.41	0.53	(0.12)	(0.69)	(0.81)	$7.99	6.54%	1.47%	1.48%	1.44%	1.43%	44%	$215,245
2024	$7.76	0.13	0.92	1.05	(0.13)	(0.41)	(0.54)	$8.27	14.06%	1.51%	1.52%	1.68%	1.67%	35%	$237,549
2023	$9.15	0.12	(0.38)	(0.26)	(0.12)	(1.01)	(1.13)	$7.76	(2.72)%	1.52%	1.52%	1.45%	1.45%	42%	$230,445
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.51%	1.02%	1.02%	41%	$254,460
2021	$5.92	0.10	3.54	3.64	(0.11)	(0.14)	(0.25)	$9.31	62.15%	1.50%	1.50%	1.38%	1.38%	53%	$237,129
R5 Class
2025	$8.30	0.19	0.39	0.58	(0.18)	(0.69)	(0.87)	$8.01	7.29%	0.77%	0.78%	2.14%	2.13%	44%	$10
2024	$7.79	0.19	0.92	1.11	(0.19)	(0.41)	(0.60)	$8.30	14.81%	0.81%	0.82%	2.38%	2.37%	35%	$3,051
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.01)%	0.82%	0.82%	2.15%	2.15%	42%	$2,659
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	0.81%	1.72%	1.72%	41%	$2,618
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$2,281
R6 Class
2025	$8.31	0.19	0.40	0.59	(0.19)	(0.69)	(0.88)	$8.02	7.44%	0.62%	0.63%	2.29%	2.28%	44%	$100,409
2024	$7.79	0.20	0.93	1.13	(0.20)	(0.41)	(0.61)	$8.31	15.12%	0.66%	0.67%	2.53%	2.52%	35%	$92,998
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$82,438
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$107,011
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$93,724

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Value Fund and the Board of Directors of American Century Capital Portfolios, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Fund (the “Fund”), one of the funds constituting the American Century Capital Portfolios, Inc., as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
17

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

For corporate taxpayers, the fund hereby designates $45,577,827, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended March 31, 2025 as qualified for the corporate dividends received deduction.

The fund hereby designates $10,682,091 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended March 31, 2025.

The fund hereby designates $162,697,525 or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended March 31, 2025.

18

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92273 2505

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 30, 2025